                                            Registration Statement No. 333-00165

                                                                       811-07487

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 2

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
            --------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                          Vice President and Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
                                             ---------------------------------

It is proposed that this filing will become effective (check appropriate box):
         immediately upon filing pursuant to paragraph (b) of Rule 485
---------
   X     on May 1, 1997 pursuant to paragraph (b) of Rule 485
---------
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
---------
         on                 pursuant to paragraph (a)(1) of Rule 485
---------   --------------

If appropriate, check the following box:
______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant hereby declares that an indefinite amount of Variable Annuity Contract units was registered under the Securities Act of 1933. A Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February 28, 1997.

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                              Cross-Reference Sheet

                                    Form N-4

ITEM
NO.                                                CAPTION IN PROSPECTUS
---                                                ---------------------

1.      Cover Page                                 Prospectus
2.      Definitions                                Glossary of Special Terms
3.      Synopsis                                   Summary
4.      Condensed Financial Information            Not Applicable
5.      General Description of Registrant,         The Company, The Separate
          Depositor, and Portfolio Companies         Account and the Funding Options
6.      Deductions                                 Fee Table; Charges Under the Contracts;
                                                   Distribution of the Contracts
7.      General Description of Variable            The Contracts
           Annuity Contracts
8.      Annuity Period                             Payment of Benefits
9.      Death Benefit                              Payment of Benefits
10.     Purchases and Contract Value               Operation of the Contract
11.     Redemptions                                Sales Loads
12.     Taxes                                      Federal Tax Considerations
13.     Legal Proceedings                          Legal Proceedings
14.     Table of Contents of Statement             Appendix B


                                                   CAPTION IN STATEMENT OF ADDITIONAL
                                                   INFORMATION
                                                   -------------------------------------
15.     Cover Page                                 Statement of Additional Information
16.     Table of Contents                          Table of Contents
17.     General Information and History            The Insurance Company
18.     Services                                   Principal Underwriter; Distribution and
                                                          Management Agreement
19.     Purchase of Securities Being Offered       Valuation of Assets
20.     Underwriters                               Principal Underwriter
21.     Calculation of Performance Data            Performance Information
22.     Annuity Payments                           Not Applicable
23.     Financial Statements                       Financial Statements

                                     PART A

                      Information Required in a Prospectus

                        THE TRAVELERS INSURANCE COMPANY

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

The group variable annuity contracts (the "Contracts") described in this prospectus are designed to fund plans ("Plans") established under certain sections of the Internal Revenue Code of 1986 (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special tax treatment under the Code.

The Contracts are designed for use in conjunction with qualified pension and profit-sharing plans, tax deferred annuity plans (for public school teachers and employees of certain other tax exempt and qualifying employers), and deferred compensation plans for state and local governments. These Plans also allow for Third Party Administrator involvement. Amounts held under the Plans may be entitled to tax-deferred treatment under certain sections of the Code.

The Funding Options available under the Contracts are listed below. They may not all be available under an employer's plan or in all states. This prospectus is not valid without the current prospectuses for these Funding Options. A Fixed Account Option is also available and is described in a separate prospectus. Unless specified otherwise, this prospectus refers to the Funding Options.

  Managed Assets Trust                             Variable Insurance Products Fund II
  High Yield Bond Trust                            Fidelity's Asset Manager Portfolio
  Capital Appreciation Fund                        American Odyssey Funds, Inc.
  Dreyfus Stock Index Fund, Inc.                   American Odyssey Core Equity Fund
  The Travelers Series Trust                         American Odyssey Emerging Opportunities Fund
    U.S. Government Securities Portfolio             American Odyssey International Equity Fund
     Utilities Portfolio                             American Odyssey Long-Term Bond Fund
     Social Awareness Stock Portfolio                American Odyssey Intermediate-Term Bond Fund
     Travelers Quality Bond Portfolio                American Odyssey Short-Term Bond Fund
  Templeton Variable Products Series Fund          Travelers Series Fund, Inc.
    Templeton Bond Fund                            Smith Barney Income and Growth Portfolio
     Templeton Stock Fund                            Alliance Growth Portfolio
     Templeton Asset Allocation Fund                 Smith Barney International Equity Portfolio
  Variable Insurance Products Fund                   Putnam Diversified Income Portfolio
    Fidelity's High Income Portfolio                 Smith Barney High Income Portfolio
     Fidelity's Growth Portfolio                     MFS Total Return Portfolio
     Fidelity's Equity Income Portfolio              Smith Barney Money Market Portfolio

This prospectus sets forth the information that you should know before investing. Please read it and retain it for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information ("SAI") send a written request to The Travelers Insurance Company, Attn: Annuity Marketing, One Tower Square, Hartford, CT 06183 or call 1-800-842-8573. The Table of Contents for the SAI dated May 1, 1997, appears in Appendix B. The SAI is incorporated by reference to this prospectus. For more information about the Contract, contact your registered representative, or write to us at the above address.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE FUNDING OPTIONS. THE PROSPECTUSES FOR THE SEPARATE ACCOUNT AND THE FUNDING OPTIONS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                         PROSPECTUS DATED: MAY 1, 1997

                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.......................      3
SUMMARY.........................................      5
FEE TABLE.......................................      6
INTRODUCTION....................................     10
THE CONTRACTS...................................     10
  General.......................................     10
  Allocated Contracts...........................     10
  Unallocated Contracts.........................     10
  Right to Return...............................     10
OPERATION OF THE CONTRACT.......................     11
  Crediting Purchase Payments...................     11
  Transfers of Cash Value Between Funding
    Options.....................................     11
  Dollar Cost Averaging.........................     11
  Asset Allocation Advice.......................     11
  Contract Exchanges............................     12
  Contract and Participant's Individual Account
    Termination.................................     12
  Account Value.................................     13
  Accumulation Unit Value.......................     13
PAYMENT OF BENEFITS.............................     13
  Death Benefits................................     13
  Death Benefit Proceeds Prior to Maturity
    Date........................................     13
  Death Proceeds After the Maturity Date........     14
  Election of Settlement Options................     14
  Minimum Amounts...............................     15
  Misstatement..................................     15
  Retired Life Certificate......................     14
  Allocation of Cash Value During the Annuity
    Period......................................     15
  Annuity Options...............................     15
  Variable Annuity..............................     16
    Amount of First Payment.....................     16
    Annuity Unit Value..........................     17
    Initial Payment and Number of Annuity
      Units.....................................     17
    Amount of Subsequent Payments...............     17
  Fixed Annuity.................................     17
CHARGES UNDER THE CONTRACT......................     17
  Sales Charges.................................     17
    Free Withdrawal Allowance...................     18
  Mortality and Expense Risk Charge.............     18
  Funding Option Charges........................     19
  Administrative Charges........................     19
    Semiannual Policy Fee.......................     19
    Administrative Expense......................     19
  Premium Tax Deductions........................     19
  TPA Administrative Charges....................     19
THE COMPANY, THE SEPARATE ACCOUNT AND THE
  FUNDING OPTIONS...............................     20
  The Company...................................     20
  The Separate Account..........................     20
PERFORMANCE INFORMATION.........................     23
FEDERAL TAX CONSIDERATIONS......................     23
  General Taxation of Annuities.................     23
  Types of Contracts: Qualified or
    Nonqualified................................     23
  Investor Control..............................     24
  Mandatory Distributions for Qualified Plans...     24
  Nonqualified Annuity Contracts................     24
  Qualified Annuity Contracts...................     25
  Penalty Tax for Premature Distributions.......     25
  Diversification Requirements..................     25
MISCELLANEOUS...................................     26
  Voting Rights.................................     26
  Nonqualified/Unfunded Deferred Compensation
    Plans.......................................     26
  Distribution of the Contracts.................     26
  Postponement of Payment (Emergency
    Procedure)..................................     26
  Contract Modification.........................     27
  Legal Proceedings.............................     27
APPENDIX A: CONDENSED FINANCIAL INFORMATION.....    A-1
APPENDIX B: CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION........................    B-1

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

ACCUMULATION PERIOD: The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT: A Person on whose life the Annuity payments are to be made under a Contract.

ANNUITY: Payment of income for a stated period or amount.

ANNUITY PERIOD: The period following the commencement of Annuity payments.

BENEFICIARY(IES): The person(s) or trustee designated to receive contract values in the event of the Participant's or Annuitant's death.

CASH SURRENDER VALUE: The Cash Value less any amounts deducted upon surrender and any applicable premium tax.

CASH VALUE: The value of the Accumulation Units in Your Account or a Participant's Individual Account less any reductions for administrative charges. Sometimes referred to as "Account Value."

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

COMPANY (WE, US, OUR): The Travelers Insurance Company.

COMPETING FUND: Any investment option under the Plan, which in our opinion, consists primarily of fixed income securities and/or money market instruments.

CONTRACT DATE: The date on which the Contract becomes effective, as shown on the Contract.

CONTRACT OWNER (YOU, YOUR): The employer or entity owning the Contract.

CONTRACT YEAR: The twelve month period commencing with the Contract Date or with any anniversary thereof.

DUE PROOF OF DEATH: (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

EXCESS PLAN CONTRIBUTIONS: Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Qualified Plan.

FIXED ANNUITY: An Annuity with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS: The variable investment options to which Purchase Payments under the Contract may be allocated.

GENERAL ACCOUNT: The Company's General Account in which amounts are held if directed to the Fixed Account during the Accumulation Period and in which reserves are maintained for Fixed Annuities during the Annuity Period.

HOME OFFICE: The Travelers Insurance Company, One Tower Square, Hartford, CT
06183

MATURITY DATE: The date on which Annuity payments are to begin ("Annuity Commencement Date").

PARTICIPANT: An eligible person who is a member in the Plan.

PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

PURCHASE PAYMENTS: Payments made to the Contract.

QUALIFIED PLAN: An employer's voluntary retirement plan which qualifies for special tax treatment under a particular section of the Internal Revenue Code.

SEPARATE ACCOUNT: The Travelers Separate Account QP for Variable Annuities.

THIRD PARTY ADMINISTRATOR ("TPA"): An entity which has contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

VALUATION DATE: A day on which the New York Stock Exchange is open for business. The value of the Separate Account is determined at the close of the New York Stock Exchange on such days.

VALUATION PERIOD: The period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST: A written form satisfactory to us and received at the Home Office.

YOUR ACCOUNT: Accumulation Units credited to you under this Contract.

                                    SUMMARY
--------------------------------------------------------------------------------

CONTRACTS OFFERED

The Contracts are designed for use in conjunction with qualified pension or profit-sharing plans, tax deferred annuity plans (for public school teachers and employees and employees of certain other tax exempt and qualifying employers) and deferred compensation plans for state and local governments and certain nonqualified deferred compensation plans. The minimum Purchase Payment allowed is an average of $1,000 annually, per Participant's Individual Account or $10,000 annually per Contract.

Because of the size of these Contracts, the possible involvement of TPAs, the allocated or unallocated nature of the Contract and a competitive bidding process which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Contract to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure which is likely to be acceptable to a particular prospective Contract Owner.

RIGHT TO RETURN

For Contracts used with deferred compensation plans, tax-deferred annuity plans, and combined qualified plan/deferred annuity plans, you may return the Contract and receive a full refund of the Cash Value (including charges) within ten days after the Contract is delivered to you, unless state law requires a longer period. (See "Right to Return.")

ASSET ALLOCATION

If available Contract Owners and/or Participants may elect to enter into an asset allocation investment advisory agreement which is fully described, including associated fees, in a separate disclosure statement. (See "Asset Allocation Advice.")

DEATH BENEFITS

A death benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 75th birthday or the Maturity Date. (See "Death Benefits.")

ANNUITY OPTIONS

The Contract Owner selects a Maturity Date and an Annuity Option for a Participant as provided by the Plan. The Contract contains six optional annuity forms, which may be selected on either a fixed or variable annuity basis, or a combination thereof. (See "Payment of Benefits.")

CHARGES AND FEES

Maximum levels for sales-related expenses, mortality and expense risk charges and administrative expense charges are set forth in this prospectus. These charges, as well as allocation and transfer fees are subject to negotiation or a competitive bidding process, or both, with the prospective Contract Owner prior to the issuance of a Contract.

The Company will charge a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.0% of each Purchase Payment for a period of five years from the date the Purchase Payment was made. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six; up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The Company will make a daily charge against the value of the Contract held in the Separate Account for the Mortality and Expense Risk Charge. The maximum rate is 1.20% annually. (See "Mortality and Expense Risk Charge.")

The Company may also charge a fee of .10% for administrative expenses under the Contract as well as a Semiannual Policy Fee (for allocated Contracts) of $15. Deductions for the payment of any premium taxes that may be levied against the Contract will be made as appropriate. (See "Charges Under the Contract."

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract Owners in understanding the various maximum costs and expenses that Contract Owners or Participants will bear, directly or indirectly, under the Contract. The information listed reflects expenses of the Separate Account as well as of the Funding Options. Except as noted, the fees are based on the most recent fiscal year end of each option. For additional information regarding the charges and deductions assessed under the Contract, including possible waivers or reductions of these expenses, see "Charges Under the Contract."

 MAXIMUM CONTRACT OWNER TRANSACTION CHARGES

        ----------------------------------------------------------------------------------
                                                            YEARS SINCE
                                                         PURCHASE PAYMENT
        CONTINGENT DEFERRED SALES CHARGE                       MADE             PERCENTAGE
        ----------------------------------------------------------------------------------
        As a percentage of purchase payments                    0-5                  5%
                                                                  6+                 0%
        OR

        ----------------------------------------------------------------------------------
                        SURRENDER CHARGE                     CONTRACT YEAR      PERCENTAGE
        ----------------------------------------------------------------------------------
        As a percentage of amount surrendered                     1-2                5%
                                                                  3-4                4%
                                                                  5-6                3%
                                                                  7-8                2%
                                                                    9+               0%

 MAXIMUM CONTRACT ADMINISTRATIVE CHARGE:

Semiannual Contract Administrative Charge (allocated
  contracts only)                                               $ 15
AND/OR
Funding Option Administrative Charge                             .10%
(As a percentage of amounts allocated to the variable funding options under allocated contracts)

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Fees                                1.20%

(As a percentage of average daily net assets of the Separate Account)

 FUNDING OPTION EXPENSES
(as a percentage of average net assets of the Funding Option based on most recent fiscal year end of each)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  OTHER                TOTAL
                                                                    MANAGEMENT FEE              EXPENSES            UNDERLYING
                        UNDERLYING FUNDS                         (AFTER REIMBURSEMENT)    (AFTER REIMBURSEMENT)    FUND EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                                 0.75%                    0.08%(1)             0.83%
High Yield Bond Trust                                                     0.50%                    0.47%(1)             0.97%
Managed Assets Trust                                                      0.50%                    0.08%(1)             0.58%
U.S. Government Securities Portfolio                                      0.32%                    0.30%(1)             0.62%
Social Awareness Stock Portfolio                                          0.65%                    0.60%(1)             1.25%
Utilities Portfolio                                                       0.65%                    0.42%(1)             1.07%
Templeton Bond Fund                                                       0.50%                    0.18%                0.68%
Templeton Stock Fund                                                      0.70%                    0.18%(2)             0.88%
Templeton Asset Allocation Fund                                           0.61%                    0.17%(2)             0.78%
Fidelity VIP High Income Portfolio                                        0.59%                    0.12%(3)             0.71%
Fidelity VIP Equity-Income Portfolio                                      0.51%                    0.05%(3)             0.56%
Fidelity VIP Growth Portfolio                                             0.61%                    0.06%(3)             0.67%
Fidelity VIP II Asset Manager Portfolio                                   0.64%                    0.09%(3)             0.73%
Dreyfus Stock Index Fund                                                  0.25%                    0.05%                0.30%
American Odyssey International Equity Fund                                0.65%                    0.21%(4)             0.86%
                                                                                                   1.46%*               2.11%*
American Odyssey Emerging Opportunities Fund                              0.60%                    0.12%(4)             0.72%
                                                                                                   1.37%*               1.97%*
American Odyssey Core Equity Fund                                         0.57%                    0.11%(4)             0.68%
                                                                                                   1.36%*               1.93%*
American Odyssey Long-Term Bond Fund                                      0.50%                    0.13%(4)             0.63%
                                                                                                   1.38%*               1.88%*
American Odyssey Intermediate-Term Bond Fund                              0.50%                    0.16%(4)             0.66%
                                                                                                   1.41%*               1.91%*
American Odyssey Short-Term Bond Fund                                     0.50%                    0.25%(4)             0.75%
                                                                                                   1.50%*               2.00%*
Smith Barney Income and Growth Portfolio                                  0.65%                    0.08%(5)             0.73%
Alliance Growth Portfolio                                                 0.80%                    0.07%(5)             0.87%
Putnam Diversified Income Portfolio                                       0.75%                    0.21%(5)             0.96%
Smith Barney High Income Portfolio                                        0.60%                    0.24%(5)             0.84%
MFS Total Return Portfolio                                                0.80%                    0.11%(5)             0.91%
Smith Barney International Equity Portfolio                               0.90%                    0.20%(6)             1.10%
Smith Barney Money Market Portfolio                                       0.60%                    0.05%(7)             0.65%
Travelers Quality Bond Portfolio                                          0.32%                    0.43%(8)             0.75%

(1) Other Expenses take into account the current expense reimbursement arrangement with the Company. The Company has agreed to reimburse each Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 1.25%. Without such arrangement, Other Expenses would have been 1.69% for the Social Awareness Stock Portfolio. None of the other portfolios were affected. The Other Expenses figure includes a .06% Sub-Administrator Charge.
(2) Management Fees and Total Underlying Fund Expenses have been restated to reflect the management fee schedule which was approved by shareholders and which takes effect on May 1, 1997. Actual Management Fees and Total Underlying Fund Expenses before May 1, 1997 were lower.
(3) A portion of the brokerage commissions that certain funds pay was used to reduce the fund's expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Without these reductions, the Total Underlying Fund Expenses presented in this table would have been 0.58% for Equity-Income Portfolio, 0.69% for Growth Portfolio, and 0.74% for Asset Manager Portfolio.
(4) The Short-Term Bond Fund is required to repay the Manager for any fees the Manager previously waived or expenses the Manager previously reimbursed, provided that this repayment by the Fund does not cause the total expense ratio to exceed 0.75%. Without these repayments, Total Underlying Fund Expenses for the Short-Term Bond Fund for 1996 would have been 0.68%
(5) Other Expenses are as of October 31, 1996 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1996.
(6) During the fiscal year ended October 31, 1996, the Smith Barney International Equity Portfolio earned credits from the Custodian which reduced the service fees incurred. When these credits are taken into consideration, Total Underlying Fund Expenses for this Portfolio are 1.05%.
(7) Other Expenses are as of October 31, 1996, taking into account the current expense limitations agreed to by the Manager. The Manager waived all of its fees for the period and reimbursed the Fund for their expenses. If such fees were not waived and expenses were not reimbursed, Total Underlying Expenses for the Smith Barney Money Market Portfolio would have been 0.74%.
(8) The Travelers has waived all of its fees and agreed to reimburse the Travelers Quality Bond Portfolio for the period ended December 31, 1996. Without such arrangements, Other Expenses for the Fund would have been 1.76%.

* Includes CHART asset allocation fee of 1.25%.

 EXAMPLE WITH DEFERRED SALES CHARGES (PERCENTAGE OF PURCHASE PAYMENT)*

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:
                                        (a) if the Contract is surrendered at the    (b) If the Contract is NOT surrendered at
                                                       end of the period shown**:    the end of the period shown:
------------------------------------------------------------------------------------------------------------------------------

                                           1          3          5          10          1          3          5          10
                                        YEAR(A)    YEARS(A)   YEARS(A)   YEARS(A)    YEAR(B)    YEARS(B)   YEARS(B)   YEARS(B)
------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 $ 73       $119       $169       $255        $ 23       $ 69       $119       $255
High Yield Bond Trust                       74        124        176        270          24         74        126        270
Managed Assets Trust                        70        112        156        230          20         62        106        230
U.S. Government Securities Portfolio        70        113        158        234          20         63        108        234
Social Awareness Stock Portfolio            77        132        190        297          27         82        140        297
Utilities Portfolio                         75        127        181        280          25         77        131        280
Travelers Quality Bond Portfolio            72        117        165        247          22         67        115        247
Templeton Bond Fund                         71        115        161        240          21         65        111        240
Templeton Stock Fund                        73        121        172        261          23         71        122        261
Templeton Asset Allocation Fund             72        118        166        250          22         68        116        250
Fidelity VP High Income Portfolio           71        116        163        243          21         66        113        243
Fidelity VP Equity-Income Portfolio         70        111        155        227          20         61        105        227
Fidelity VP Growth Portfolio                71        115        161        239          21         65        111        239
Fidelity VPII Asset Manager Portfolio       72        116        164        245          22         66        114        245
Dreyfus Stock Index Fund                    67        103        142        200          17         53         92        200
American Odyssey Funds(1):
  International Equity Fund                 73        120        170        258          23         70        120        258
  Emerging Opportunities Fund               71        116        163        244          21         66        113        244
  Core Equity Fund                          71        115        161        240          21         65        111        240
  Long-Term Bond Fund                       71        113        159        235          21         63        109        235
  Intermediate-Term Bond Fund               71        114        160        238          21         64        110        238
  Short-Term Bond Fund                      72        117        165        247          22         67        115        247
American Odyssey Funds(2):
  International Equity Fund                 85        157        232        377          35        107        182        377
  Emerging Opportunities Fund               84        153        225        365          34        103        175        365
  Core Equity Fund                          83        152        223        361          33        102        173        361
  Long-Term Bond Fund                       83        151        221        357          33        101        171        357
  Intermediate-Term Bond Fund               83        152        222        359          33        102        172        359
  Short-Term Bond Fund                      84        154        226        368          34        104        176        368
Smith Barney Income and Growth              72        116        164        245          22         66        114        245
  Portfolio
Alliance Growth Portfolio                   73        121        171        260          23         71        121        260
Putnam Diversified Income Portfolio         74        123        176        269          24         73        126        269
Smith Barney High Income Portfolio          73        120        169        256          23         70        119        256
MFS Total Return Portfolio                  73        122        173        264          23         72        123        264
Smith Barney International Equity           75        128        183        283          25         78        133        283
  Portfolio
Smith Barney Money Market Portfolio         71        114        160        237          21         64        110        237

---------------

 * The Example reflects the $15 Semiannual Contract Fee as an annual charge of .09% of assets.
** The applicable sales charge may be waived upon annuitization. (See "Charges
   Under the Contract.")
  (1) Reflects expenses that would be incurred for those who DO NOT participate in the CHART Asset Allocation program.
  (2) Reflects expenses that would be incurred for those who DO participate in the CHART Asset Allocation program.

 EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)*

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:
                                            (a) if the Contract is surrendered at the end of the    (b) If the Contract is NOT
                                                                                 period shown**:     surrendered at the end of
                                                                                                             the period shown:
------------------------------------------------------------------------------------------------------------------------------
                                         1 YEAR(A)     3 YEARS(A)     5 YEARS(A)     10 YEARS(A)      1 YEAR(B)     3 YEARS(B)
------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 $ 74          $ 113          $ 153           $255            $ 23          $  69
High Yield Bond Trust                       75            117            160            270              24             74
Managed Assets Trust                        72            106            141            230              20             62
U.S. Government Securities Portfolio        72            107            143            234              20             63
Social Awareness Stock Portfolio            78            125            174            297              27             82
Utilities Portfolio                         76            120            165            280              25             77
Travelers Quality Bond Portfolio            73            111            149            247              22             67
Templeton Bond Fund                         72            108            146            240              21             65
Templeton Stock Fund                        74            114            156            261              23             71
Templeton Asset Allocation Fund             73            111            151            250              22             68
Fidelity VIP High Income Portfolio          73            109            147            243              21             66
Fidelity VIP Equity-Income Portfolio        71            105            140            227              20             61
Fidelity VIP Growth Portfolio               72            108            146            239              21             65
Fidelity VIP II Asset Manager
  Portfolio                                 73            110            148            245              22             66
Dreyfus Stock Index Fund                    69             97            127            200              17             53
American Odyssey Funds(1):
  International Equity Fund                 74            114            155            258              23             70
  Emerging Opportunities Fund               73            110            148            244              21             66
  Core Equity Fund                          72            108            146            240              21             65
  Long-Term Bond Fund                       72            107            144            235              21             63
  Intermediate-Term Bond Fund               72            108            145            238              21             64
  Short-Term Bond Fund                      73            111            149            247              22             67
American Odyssey Funds(2):
  International Equity Fund                 86            149            214            377              35            107
  Emerging Opportunities Fund               85            145            208            365              34            103
  Core Equity Fund                          84            144            206            361              33            102
  Long-Term Bond Fund                       84            143            203            357              33            101
  Intermediate-Term Bond Fund               84            144            205            359              33            102
  Short-Term Bond Fund                      85            146            209            368              34            104
Smith Barney Income and Growth
  Portfolio                                 73            110            148            245              22             66
Alliance Growth Portfolio                   74            114            155            260              23             71
Putnam Diversified Income Portfolio         75            117            160            269              24             73
Smith Barney High Income Portfolio          74            113            154            256              23             70
MFS Total Return Portfolio                  76            115            157            264              23             72
Smith Barney International Equity
  Portfolio                                 76            121            167            283              25             78
Smith Barney Money Market Portfolio         72            108            145            237              21             64

Assuming a 5% annual return on assets,

--------------------------------------
                                           5 YEARS(B)     10 YEARS(B)
--------------------------------------
Capital Appreciation Fund                   $ 119           $255
High Yield Bond Trust                         126            270
Managed Assets Trust                          106            230
U.S. Government Securities Portfolio          108            234
Social Awareness Stock Portfolio              140            297
Utilities Portfolio                           131            280
Travelers Quality Bond Portfolio              115            247
Templeton Bond Fund                           111            240
Templeton Stock Fund                          122            261
Templeton Asset Allocation Fund               116            250
Fidelity VIP High Income Portfolio            113            243
Fidelity VIP Equity-Income Portfolio          105            227
Fidelity VIP Growth Portfolio                 111            239
Fidelity VIP II Asset Manager
  Portfolio                                   114            245
Dreyfus Stock Index Fund                       92            200
American Odyssey Funds(1):
  International Equity Fund                   120            258
  Emerging Opportunities Fund                 113            244
  Core Equity Fund                            111            240
  Long-Term Bond Fund                         109            235
  Intermediate-Term Bond Fund                 110            238
  Short-Term Bond Fund                        115            247
American Odyssey Funds(2):
  International Equity Fund                   182            377
  Emerging Opportunities Fund                 175            365
  Core Equity Fund                            173            361
  Long-Term Bond Fund                         171            357
  Intermediate-Term Bond Fund                 172            359
  Short-Term Bond Fund                        176            368
Smith Barney Income and Growth
  Portfolio                                   114            245
Alliance Growth Portfolio                     121            260
Putnam Diversified Income Portfolio           126            269
Smith Barney High Income Portfolio            119            256
MFS Total Return Portfolio                    123            264
Smith Barney International Equity
  Portfolio                                   133            283
Smith Barney Money Market Portfolio           110            237

---------------

 * The Example reflects the $15 Semiannual Contract Fee as an annual charge of .09% of assets.
** The applicable sales charge may be waived upon annuitization. (See "Charges
   Under the Contract.")
  (1) Reflects expenses that would be incurred for those who DO NOT participate in the CHART Asset Allocation program.
  (2) Reflects expenses that would be incurred for those who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A on page A-1.

                                  INTRODUCTION
--------------------------------------------------------------------------------

This prospectus has been designed to provide all the necessary information to make a decision on purchasing Contracts issued in conjunction with qualified pension and profit-sharing plans, tax deferred annuity plans (for public school teachers and employees and employees of certain other tax exempt and qualifying employers) and deferred compensation plans for state and local governments. The Contract is also available for nonqualified deferred compensation plans. This prospectus describes only the elements of the variable Contracts. Please read the Glossary of Special Terms prior to reading this prospectus to become familiar with the terms being used.

                                 THE CONTRACTS
--------------------------------------------------------------------------------

GENERAL

The Contracts, issued on a group basis, are designed for use only with plans which qualify for special tax treatment under the Internal Revenue Code, such as tax deferred annuity plans for public school teachers and employees and employees of certain other tax-exempt organizations; pension and profit-sharing plans; and deferred compensation plans for state and local governments. Contracts issued under nonqualified deferred compensation plans do not qualify for special tax treatment under the Code.

Purchase Payments may be allocated to your choice of one or more Funding Options. Purchase Payments (net of any premium taxes due) are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments. While you will not receive any distributions from the Funding Options, any such distributions would be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.

The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (Fixed Acccount Option) and variable (Separate Account) accumulations and annuity payouts. The Fixed Account Option is described in a separate prospectus.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract may receive a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual allocations under the unallocated Contracts for individual participants in the Qualified Plan.

RIGHT TO RETURN

For Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of Purchase Payments, the

Company will comply. The Contract Owner bears the investment risk during the right to return period; therefore, the Cash Value returned may be greater or less than your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company's receipt of your written request for refund.

                           OPERATION OF THE CONTRACT
--------------------------------------------------------------------------------

CREDITING PURCHASE PAYMENTS

The Purchase Payments to Your Account or to a Participant's Individual Account under a Contract are applied to purchase Accumulation Units of the selected Funding Options. With respect to an initial Purchase Payment, the Purchase Payment is credited to the applicable account within two business days of our receipt of a properly completed application or purchase order form and the initial Purchase Payment. If an application or any other information provided is incomplete when received, the Purchase Payment will be credited to the applicable account within five business days. If an initial Purchase Payment is not credited within five business days, it will be immediately returned unless you have been informed of the delay and request that the Purchase Payment not be returned.

Any subsequent payment is credited at the end of the business day on which it is received. For subsequent Purchase Payments, the number of Accumulation Units credited is determined by dividing the Purchase Payment by the appropriate Accumulation Unit value next computed after we receive the payment at our Home Office.

TRANSFERS OF CASH VALUE BETWEEN FUNDING OPTIONS

You may transfer Cash Values from one or more Funding Options to other Funding Options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the Contract Owner, Participants under allocated Contracts may transfer all or any of their Cash Value from one Funding Option to another up to 30 days before the due date of the first Annuity Payment.

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

Dollar cost averaging permits the Contract Owner or Participant to transfer a fixed dollar amount to other Funding Options on a monthly or quarterly basis so that more Accumulation Units are purchased if the value per unit is low and fewer Accumulation Units are purchased if the value per unit is high. Therefore, a lower-than-average value per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. Certain minimums apply to amounts transferred and/or to enroll in the program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Contract, including provisions relating to the transfer of money between funding options. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the Cash Value, Contract Owners should consider the risks involved in switching between investments available under this Contract. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

ASSET ALLOCATION ADVICE

Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, if the program is available. Copeland provides asset allocation advice under its CHART program, which is fully described in a separate disclosure statement. Under the CHART Program, Purchase Payments and Cash Values are allocated among the specified asset allocation funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the Cash Values allocated to the asset allocation funds. The fee is in addition to the Contract charges described in "Charges Under the Contract." The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which this Contract is sold.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the Cash Value in a Participant's Individual Account is less than the termination amount as stated in your Contract, we reserve the right to terminate that Account and move the Cash Value of that Participant's Individual Account to Your Account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the Cash Value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice of plan termination that is satisfactory to us .

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the Cash Surrender Value of the Funding Options within 7 days of the date of our written notice to you, or distribute the Cash Surrender Value of each Participant's Individual Account as described in the Settlement Provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account Prospectus.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under Annuity options which began before the date of discontinuance.

ACCOUNT VALUE

During the Accumulation Period, the Account Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

ACCUMULATION UNIT VALUE

The Accumulation Unit value for each Funding Option will vary to reflect the investment experience of the applicable Funding Option and will be determined on each by multiplying the Accumulation Unit value of the particular Funding Option on the preceding Valuation Date by a net investment factor for that Funding Option for the Valuation Period then ended. The value of the Accumulation Unit for each Funding Option was initially established at $1.00 on the date that Purchase Payments were first allocated to that Funding Option. The net investment factor is described in the Statement of Additional Information.

You should refer to the Funding Option prospectuses which accompany this prospectus for a description of how the net assets of each Funding Option are valued since this valuation has a direct bearing on the Accumulation Unit value of the Funding Option and therefore the Contract and Account values.

                              PAYMENT OF BENEFITS
--------------------------------------------------------------------------------

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. The allocated Contract provides that, in the event the Participant dies before the selected Maturity Date or the Participant's age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Cash Value of the Participant's Individual Account or (b) the total Purchase Payments under that Participant's Individual Account, less any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Annuity Commencement Date, we will pay the Beneficiary the Cash Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date we receive Due Proof of Death.

We must be notified of a Participant's death no later than six months after the Participant's date of death in order for the Beneficiary to receive the death proceeds as described. If notification is received more than six months after the Participant's death, the Beneficiary shall receive the Cash Value of the Participant's Individual Account less any outstanding loan amounts as of the date we receive Due Proof of Death.

The death benefit may be taken by the beneficiary in one of three ways: 1) in a single sum, in which case payment will be made within seven days of our receipt of Due Proof of Death, unless subject to postponement as explained in "Postponement of Payment," 2) applied to a nonlifetime Annuity option, in which case the proceeds must be distributed within 5 years of the Participant's date of death, or 3) applied to a lifetime Annuity.

An election to receive death benefits under a form of Annuity must be made within one year after the death. The election must be made by written notice to us at our Home Office. The beneficiary may choose to have Annuity payments made on a variable basis, fixed basis, or a combination of the two.

No election to provide Annuity payments will become operative unless the amount placed under the Annuity Option is at least $2,000. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement.

UNALLOCATED CONTRACT. The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Cash Value attributable to the Participant under the contract or (b) the total Purchase Payments attributable to the Participant under the contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, we will pay the Beneficiary the Cash Value attributable to the Participant under the contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Cash Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the Cash Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

We must be notified of a Participant's death no later than six months after the Participant's date of death in order for the Beneficiary to receive the death benefits as described. If notification is received more than six months after the Participant's death, the Beneficiary shall receive the Cash Value attributable to the Participant under the contract as of the date we receive Due Proof of Death. The death benefit may be taken by the Beneficiary in one of three ways: 1) in a single sum, in which case payment will be made within seven days of our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) applied to a Fixed Period Annuity Option, in which case the proceeds must be distributed within five years of the Participant's date of death, or; 3) applied to a Life Annuity Option available under the Contract.

A Written Request electing the distribution of death proceeds in the form of an Annuity Option must be received by Us within one year from the date of death. The Minimum Amount that can be placed under an Annuity Option is $2,000.

The death proceeds may be received in the form of Annuity payments made on a variable basis, a fixed basis, or a combination of the two. Annuity payments will be determined as described in the "Payment of Benefits" section.

The death benefit described above is available by Endorsement to the Contract and may not be available in all jurisdictions.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the Annuitant dies on or after the Maturity Date, we will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity Option then in effect.

ELECTION OF SETTLEMENT OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     a) the Participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the Annuity option which is to be purchased;

     d) the date the Annuity option payments are to begin;

     e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

MINIMUM AMOUNTS

The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

MISSTATEMENT

If an Annuitant's sex or age was misstated, all benefits of this Contract are what the Cash Values would have purchased on the date of issue at the correct sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity Option is elected, you also may elect to have the Participant's Cash Surrender Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both.

If no election is made to the contrary, the Cash Surrender Value will provide an Annuity which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer Cash Value from one Funding Option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which Annuity payments will be determined. Once Annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A Life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly Annuity payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit Value on the due date of the first Annuity payment;

     (b) and is

        (1) the number of Annuity Units represented by each payment;
            times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the Cash Value applied on the Maturity Date under this option; and

     (b) is the dollar amount of Annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly Annuity payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly Annuity payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for Annuity payments as may be mutually agreed upon by you and us.

VARIABLE ANNUITY

AMOUNT OF FIRST PAYMENT. The Life Annuity Tables are used to determine the first monthly Annuity payment. They show the dollar amount of the basic first monthly Annuity payment which can be purchased with each $1,000 applied. The amount applied to an Annuity will be the Cash Surrender Value of a Participant's Individual Account as of 14 days before the date Annuity payments start. We reserve the right to require satisfactory proof of the age of any persons on whose life Annuity payments are based before making the first payment under any of these options.

ANNUITY UNIT VALUE. The initial value of an Annuity Unit of each Funding Option was set at $1.00. On any Valuation Date, the Annuity Unit Value for a Funding Option equals the Annuity Unit Value on the immediately preceding Valuation Date, multiplied by the net investment factor for that Funding Option for the Valuation Period just ended, divided by the Assumed Daily Net Investment Factor. The Assumed Daily Net Investment Factor is given in the Contract.

The value of an Annuity Unit as of any date other than a Valuation Date will be equal to its value as of the succeeding Valuation Date.

INITIAL PAYMENT AND NUMBER OF ANNUITY UNITS. We determine the number of Annuity Units credited to the Annuitant's Individual Account in each Funding Option by dividing the basic first monthly Annuity payment attributable to that Funding Option by the Funding Option's Annuity Unit Value as of 14 days before the due date of the first Annuity payment.

AMOUNT OF SUBSEQUENT PAYMENTS. The dollar amount of any subsequent payments made to an Annuitant after the first payment date may change from month to month based on the net investment results of the Funding Option(s). The total amount of each Annuity payment will be equal to the sum of the payments in each Funding Option allocated to that Annuitant's Individual Account.

The amount of the payments made to an Annuitant is determined by multiplying, for each Funding Option, the number of Annuity Units credited to that Annuitant by the Annuity Unit Value of the Funding Option as of the date 14 days prior to the date on which payment is due and by adding the sums.

FIXED ANNUITY

A Fixed Annuity provides for payments which do not vary during the Annuity Period. The minimum guaranteed amount of the Fixed Annuity payments will be calculated as described under "Variable Annuity: Amount of First Payment" except that the Cash Surrender Value will be determined as of the day annuity payments commence. If it would produce a larger payment, the Fixed Annuity Payments will be determined using the Life Annuity Tables in effect on the Maturity Date.

                           CHARGES UNDER THE CONTRACT
--------------------------------------------------------------------------------

SALES CHARGES

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum contingent deferred sales charge is 5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

For deferred sales charge options, surrenders will be taken from Purchase Payments in the order they were received by us and then on any earnings.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

The surrender charge will not be assessed for withdrawals made under the following circumstances: retirement, separation from service, loans (if available in your Plan), hardship (as defined by the Code), death, disability as defined in Code section 72(m)(7), return of Excess Plan Contributions, minimum required distributions generally at age 70 1/2, transfers to an Employer Stock Fund, certain Plan expenses as mutually agreed upon and annuitization under this Contract or another Contract issued by us.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE. For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each Valuation Date from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to a maximum of 1.20% of the amounts allocated to each Funding Option. The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for guaranteeing to provide the death benefit if a Participant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

In determining the level of the mortality and expense risk charge, the Company will consider the size of the Plan, the number of employees, Plan Participants, the demographics of the Participants, which may reduce mortality and expenses of the Plan, and any other factors which the Company considers relevant.

Although variable Annuity payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by (a) the Company's actual mortality experience among Annuitants after retirement or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option.

ADMINISTRATIVE CHARGES

The following administrative charges may apply as described in your Contract.

SEMIANNUAL POLICY FEE. A semiannual policy fee of up to $15 may be deducted from the value of each Participant's Individual Account. Any such deduction will be made pro rata from each of the Funding Options, at the end of each 6-month period. This fee is assessed only during the Accumulation Period. This charge may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. This charge is deducted on each Valuation Date from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Options. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the semiannual policy fee and of the administrative expense charge is subject to negotiation. In determining the level of the semiannual fee and the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.

     (b) Determination of the Company's anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

     (c) TPA and/or agent involvement.

PREMIUM TAX DEDUCTIONS

Certain states or municipalities impose a premium tax, ranging up to 5.0%. A premium tax is made, if applicable, on purchase payments or contract values. On any Contract subject to a premium tax, the tax will be deducted, as provided under applicable law, either from Purchase Payments when received or from the amount applied to effect an Annuity at the time Annuity payments commence. However, we reserve the right to deduct from the Contract the state or municipality premium tax upon our determination of when such tax is due.

TPA ADMINISTRATIVE CHARGES

The Company may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                       THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE FUNDING OPTIONS
--------------------------------------------------------------------------------

THE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

THE SEPARATE ACCOUNT

The Separate Account was established on December 26, 1995, in accordance with authorization by the Board of Directors of the Company. It is the Separate Account in which the Company sets aside and invests the assets attributable to the Contracts sold under this prospectus. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Securities and Exchange Commission supervision of the management or the investment practices or policies of the Separate Account or the Company.

Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. The assets in the Separate Account are not chargeable with liabilities arising out of any other business the Company may conduct. Therefore, you will not be affected by the rate of return of the Company's General Account, nor by the investment performance of any of the Company's other separate accounts.

The Company does not guarantee the investment results of the Separate Account or the Funding Options. There is no assurance that the Account Value on the Maturity Date or the aggregate amount of the Variable Annuity payments will equal the sum of Purchase Payments made under the Contract. Since each Funding Option has different investment objectives, each is subject to different risks. These risks are more fully described in the prospectuses for the Funding Options which must accompany this prospectus. Additional copies of the prospectuses may be requested from your sales representative or from the Home Office.

The Company reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Funding Option held by the Separate Account. Substitution may occur if shares of the Funding Option(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires approval of the Securities and Exchange Commission and notification to you of any such substitution. The Company also reserves the right, subject to compliance with the law, to offer additional Funding Options.

The funding options and their investment objectives and advisers are as follows:

   ------------------------------------------------------------------------------------------------------------------
              FUNDING                            INVESTMENT                      INVESTMENT
               OPTION                             OBJECTIVE                       ADVISER                SUBADVISER
   ------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             growth of capital through the use  Travelers Asset Management  Janus Capital
                                        of common stocks                   International               Corporation
                                                                           Corporation ("TAMIC")
High Yield Bond Trust*                high yield and capital             TAMIC
                                        appreciation typically through
                                        investments in generous income,
                                        high risk securities

   ------------------------------------------------------------------------------------------------------------------
              FUNDING                            INVESTMENT                      INVESTMENT
               OPTION                             OBJECTIVE                       ADVISER                SUBADVISER
   ------------------------------------------------------------------------------------------------------------------
Managed Assets Trust**                high total return through a fully  TAMIC                       The Travelers
                                        managed investment policy                                      Investment
                                                                                                       Management
                                                                                                       Company ("TIMCO")
U.S. Government Securities            highest credit quality, current    TAMIC
  Portfolio*                            income and total return
Social Awareness Stock Portfolio      growth and income through use of   Smith Barney Mutual Funds
                                        common stocks which meet           Management Inc.
                                        certain social criteria            ("SBMFM")
Utilities Portfolio                   current income by investing in     SBMFM
                                        equity and debt securities of
                                        companies in the utility
                                        industries
Travelers Quality Bond Portfolio*     high current income and limited    TAMIC                       TIMCO
                                        price volatility
Templeton Stock Fund                  capital growth                     Templeton Investment
                                                                           Counsel, Inc.
Templeton Asset Allocation Fund**     high level of total return with    Templeton Investment
                                        reduced risk over the long term    Counsel, Inc.
Templeton Bond Fund*                  high current income                Templeton Global Bond
                                                                           Managers
Fidelity VIP High Income Portfolio*   high level of current income by    Fidelity Management &
                                        investing primarily in high        Research Company
                                        yielding (i.e. high risk),
                                        lower-rated, fixed-income
                                        securities, while also
                                        considering growth of capital
Fidelity VIP Equity-Income Portfolio  reasonable income by investing     Fidelity Management &
                                        primarily in income-producing      Research Company
                                        equity securities
Fidelity VIP Growth Portfolio         capital appreciation               Fidelity Management &
                                                                           Research Company
Fidelity VIP II Asset Manager         high total return with reduced     Fidelity Management &
  Portfolio**                           risk over the long-term            Research Company
Dreyfus Stock Index Fund              investment results that            Mellon Equity Associates
                                        correspond to the price and
                                        yield performance of publicly
                                        traded common stocks in the
                                        aggregate
American Odyssey International        maximum long-term total return by  American Odyssey Funds      Bank of Ireland
  Equity Fund                           investing primarily in common      Management, Inc.            Asset Management
                                        stocks of established non-U.S.                                 (U.S.) Limited
                                        companies
American Odyssey Emerging             maximum long-term total return by  American Odyssey Funds      Wilke/Thompson
  Opportunities Fund                    investing primarily in common      Management, Inc.            Capital
                                        stocks of small, rapidly                                       Management, Inc.
                                        growing companies                                              and Cowen Asset
                                                                                                       Management
American Odyssey Core Equity Fund     maximum long-term total return by  American Odyssey Funds      Equinox Capital
                                        investing primarily in common      Management, Inc.            Management, Inc.
                                        stocks of well-established
                                        companies
American Odyssey Long-Term Bond       maximum long-term total return by  American Odyssey Funds      Western Asset
  Fund*                                 investing primarily in long-       Management, Inc.            Management
                                        term debt securities                                           Company

   ------------------------------------------------------------------------------------------------------------------
              FUNDING                            INVESTMENT                      INVESTMENT
               OPTION                             OBJECTIVE                       ADVISER                SUBADVISER
   ------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate- Term   maximum long-term total return by  American Odyssey Funds      TAMIC
  Bond Fund*                            investing primarily in             Management, Inc.
                                        intermediate-term corporate
                                        debt securities
American Odyssey Short-Term Bond      maximum long-term total return by  American Odyssey Funds      Smith Graham & Co.
  Fund*                                 investing primarily in             Management, Inc.            Asset Managers,
                                        investment-grade, short-term                                   L.P.
                                        debt securities
Smith Barney Income and Growth        current income and long-term       SBMFM
  Portfolio                             growth of income and capital
Alliance Growth Portfolio             long-term growth of capital        Travelers Investment        Alliance Capital
                                                                           Advisers, Inc. ("TIA")      Management L.P.
Smith Barney International Equity     total return on assets from        SBMFM
  Portfolio                             growth of capital and income
Putnam Diversified Income             high current income consistent     TIA                         Putnam Investment
  Portfolio**                           with preservation of capital                                   Management, Inc.
Smith Barney High Income Portfolio*   high current income; capital       SBMFM
                                        appreciation is a secondary
                                        objective
MFS Total Return Portfolio**          above-average income (compared to  TIA                         Massachusetts
                                        a portfolio entirely invested                                  Financial
                                        in equity securities)                                          Services Company
                                        consistent with the prudent
                                        employment of capital
Smith Barney Money Market Portfolio*  maximum current income and         SBMFM
                                        preservation of capital by
                                        investing in high quality,
                                        short-term money market
                                        instruments. An investment in
                                        this fund is neither insured
                                        nor guaranteed by the U.S.
                                        Government. There is no
                                        assurance that a stable $1.00
                                        value can be maintained

* The Funding Options marked with an asterisk (*) are considered Competing Funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. Please refer to the contract for transfer restrictions.

An asset allocation program is available for certain Funding Options under the Contract. See "Asset Allocation Advice."

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life insurance policyowners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and policyowners and to determine what action, if any, should be taken in response thereto. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance policyowners would no longer have the economies of scale resulting from a larger combined fund.

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Company may advertise different types of historical performance for the Funding Options available through Separate Account QP. The Company may advertise the "standardized average annual total returns" of each, calculated in a manner prescribed by the SEC, as well as the "non-standardized average annual total returns," both described below.

"Standardized average annual total returns will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods (or fractional periods thereof). This standardized calculation reflects the deduction of all applicable charges made to the Contract, except for premium taxes which may be imposed by certain states. "Non-standardized average annual total returns" will be calculated in a similar manner, except non-standardized total returns will not reflect the deduction of any applicable Contingent Deferred Sales Charge, Surrender Charge, or administrative charge, which would decrease the level of performance shown if reflected in these calculations.

Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long-T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund QP and the Funding Options.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. A Contract Owner's Contract Value at redemption may be more or less than original cost. The SAI contains more detailed information about these performance calculations, including actual examples of each type of performance advertised.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax advisor regarding your personal situation. For your information, a more detailed discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis and with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a contract owner or participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the contract owner being treated as the owner of the assets of Fund QP. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of a pro rata share of the assets of Fund QP.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below). There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS

The Code states that in order to qualify for the tax benefits described above, investments made in the separate account of any nonqualified variable annuity contract must satisfy certain diversification requirements. Tax regulations define how separate accounts must be diversified. We monitor the investments constantly and believe that our accounts are adequately diversified. We intend to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------

VOTING RIGHTS

The Company is the legal owner of the shares of the Funding Options. However, we believe that when a Funding Option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

NONQUALIFIED/UNFUNDED DEFERRED COMPENSATION PLANS

The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special tax treatment under the Internal Revenue Code. Under such Contract, the entity sponsoring the nonqualified deferred compensation plan will be the Contract Owner and will possess all rights under the Contract. Participants in the deferred compensation plan will not have any rights under, or beneficial interests in, the Contract.

The Contract Owner may, therefore, make all elections under the Contract and is entitled to receive all benefit payments under the Contract. The Contract Owner may direct Travelers to make certain benefit payments directly to Participants or their beneficiaries. The Contract Owner also has all rights to determine the investment of the amounts held under the Contract among the various Funding Options; provided, however, that in its sole discretion, the Contract Owner may elect to follow the directions of the Participants as to the investment of the amounts held under the Contract. Any such direction by the Contract Owner to Travelers to make any benefit payments to Participants or their beneficiaries, and/or any election by the Company to follow the direction of Participants as to the investment among the Funding Options may be revoked or amended by the Contract Owner at its sole discretion.

DISTRIBUTION OF THE CONTRACTS

Tower Square Securities, Inc. ("Tower Square") serves as principal underwriter for the securities issued with respect to the Separate Account. The Company is the custodian of the Separate Account's assets. It is currently anticipated that an affiliated broker-dealer may become the principal underwriter for the Contracts during 1997.

The Contracts will be sold by salespersons of Tower Square who represent the Company as insurance and variable annuity agents and who are registered representatives of Tower Square or broker-dealers who have entered into distribution agreements with Tower Square. The compensation paid to sales representatives will not exceed 5% of payments made under the Contracts. Tower Square is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. Tower Square is an indirect wholly owned subsidiary of The Company.

POSTPONEMENT OF PAYMENT (EMERGENCY PROCEDURE)

Payment of any benefit or values may be postponed whenever (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders. Any provision of the Contract which specifies a Valuation Date will be superseded by this Emergency Procedure.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS

The Company's Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Kathleen A. McGah, Esquire, Counsel and Assistant Secretary of The Travelers Insurance Company. She has passed on all legal matters affecting the Separate Account. Currently, there are no material legal proceedings affecting the Separate Account.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                                  PERIOD FROM
                                                                                                OCTOBER 8, 1996
                                                                                          (DATE OPERATIONS COMMENCED)
                                                                                             TO DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.028
  Number of units outstanding at end of year..............................................            293,629
HIGH YIELD BOND TRUST
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.031
  Number of units outstanding at end of year..............................................              6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.043
  Number of units outstanding at end of year..............................................             78,508
U.S. GOVERNMENT SECURITIES PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.025
  Number of units outstanding at end of period............................................             51,072
SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.036
  Number of units outstanding at end of year (thousands)..................................             35,689
UTILITIES PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.034
  Number of units outstanding at end of period............................................              7,796
TEMPLETON BOND FUND (8/88)
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.035
  Number of units outstanding at end of year..............................................             15,303
TEMPLETON STOCK FUND (8/88)
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.080
  Number of units outstanding at end of year..............................................            369,698
TEMPLETON ASSET ALLOCATION FUND (8/88)
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.067
  Number of units outstanding at end of year..............................................             70,211
FIDELITY VIP HIGH INCOME PORTFOLIO
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.013
  Number of units outstanding at end of year..............................................             91,884
FIDELITY VIP GROWTH PORTFOLIO
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              0.993
  Number of units outstanding at end of year..............................................            804,434
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.043
  Number of units outstanding at end of period............................................            417,374

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                  PERIOD FROM
                                                                                                OCTOBER 8, 1996
                                                                                          (DATE OPERATIONS COMMENCED)
                                                                                             TO DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------
FIDELITY VIP II ASSET MANAGER PORTFOLIO
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.048
  Number of units outstanding at end of year..............................................            290,881
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of year.........................................................          $   1.000
  Unit Value at end of year...............................................................              1.076
  Number of units outstanding at end of year..............................................            204,067
AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.091
  Number of units outstanding at end of period............................................            239,079
AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              0.885
  Number of units outstanding at end of period............................................            404,384
AMERICAN ODYSSEY CORE EQUITY FUND
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.080
  Number of units outstanding at end of period............................................            496,794
AMERICAN ODYSSEY LONG-TERM BOND FUND
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.022
  Number of units outstanding at end of period............................................            232,943
AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.017
  Number of units outstanding at end of period............................................            195,701
AMERICAN ODYSSEY SHORT-TERM BOND FUND
  Unit Value at beginning of period.......................................................          $   1,000
  Unit Value at end of period.............................................................              1.010
  Number of units outstanding at end of period............................................            116,408
SMITH BARNEY INCOME AND GROWTH PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.058
  Number of units outstanding at end of period............................................            270,469
ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.065
  Number of units outstanding at end of period............................................             44,777
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.017
  Number of units outstanding at end of period............................................              8,808
PUTNAM DIVERSIFIED INCOME PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.019
  Number of units outstanding at end of period............................................             12,636

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                  PERIOD FROM
                                                                                                OCTOBER 8, 1996
                                                                                          (DATE OPERATIONS COMMENCED)
                                                                                             TO DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------
SMITH BARNEY HIGH INCOME PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.042
  Number of units outstanding at end of period............................................                278
MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.045
  Number of units outstanding at end of period............................................              2,087
SMITH BARNEY MONEY MARKET PORTFOLIO
  Unit Value at beginning of period.......................................................          $   1.000
  Unit Value at end of period.............................................................              1.010
  Number of units outstanding at end of period............................................             56,124

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Management Agreement
        Valuation of Assets
        Federal Tax Considerations
        Performance Information
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
================================================================================

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549  Printed in U.S.A.
         TIC Ed. 5-97

                                     PART B

          Information Required in a Statement of Additional Information

                      STATEMENT OF ADDITIONAL INFORMATION

                                     dated

                                  May 1, 1997

                                      for

                  THE TRAVELERS FUND QP FOR VARIABLE ANNUITIES

                                   ISSUED BY

                        THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Group Variable Annuity Contract Prospectus dated May 1, 1997. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling 1-800-842-8573.




                               TABLE OF CONTENTS

THE INSURANCE COMPANY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1

PRINCIPAL UNDERWRITER  . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1

DISTRIBUTION AND MANAGEMENT AGREEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

                             THE INSURANCE COMPANY

   The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

   The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund QP meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund QP are subject to the provisions of
Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

                             PRINCIPAL UNDERWRITER

         Tower Square Securities, Inc. ("Tower Square "), an affiliate of the Company, serves as principal underwriter for Fund QP and the Contracts. The offering is continuous. Tower Square is an indirect wholly owned subsidiary of Travelers Group Inc. and its principal executive offices are located at One Tower Square, Hartford, Connecticut. It is anticipated that an affiliated broker-dealer may become the principal underwriter for the Contracts in 1997.

                     DISTRIBUTION AND MANAGEMENT AGREEMENT

         Under the terms of the Distribution and Management Agreement among Fund QP, the Company and Tower Square, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts sold by the Company in connection with the Fund QP. Tower Square performs the sales functions related to the Contracts. The Company reimburses TSSI for commissions paid, other sales expenses and certain overhead expenses connected with sales functions. The Company also pays all costs (including costs associated with the preparation of sales literature); all costs of qualifying the Fund QP and the variable annuity contract with regulatory authorities; the costs of proxy solicitation; and all custodian, accountant's and legal fees. The Company also provides without cost to the Fund QP all necessary office space, facilities, and personnel to manage its affairs.


                              VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Underlying Fund is determined on each Valuation Date as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes in account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the Insurance Charge and the Funding Option Administrative Charge). The gross investment rate of a Funding Option is equal to (a - b) / c where:

(a) = investment income plus capital gains and losses (whether realized or unrealized);

(b) = any deduction for applicable taxes (presently zero); and

(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

   The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex- dividend date occurs during the Valuation Period.


                            PERFORMANCE INFORMATION

YIELD QUOTATIONS OF MONEY MARKET ACCOUNTS

         Yield quotations of Money Market Accounts are calculated using the base period return for a seven-day period. The base period return is calculated using a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the period; base period return per accumulation unit is equal to accrued interest on portfolio securities plus or minus amortized purchase discount or premium less all accrued expenses for investment advisory fees and mortality and expense guarantees, and less a pro rata portion of the contract administrative charge (calculated in the manner described under "Average Annual Total Return" below), divided by the accumulation unit value at the beginning of the period. Realized capital gains or losses and unrealized appreciation or depreciation of the portfolio are not included in the base period return, but are included in accumulation unit values.

         Current yield is equal to the base period return multiplied by 365, and the result divided by 7. There are various current yields for the Smith Barney Money Market Portfolio for the seven-day period ended December 29, 1995, depending on the charges assessed under the contract. The current yields were as follows:

4.45% (for .60% mortality and expense risk charge ("m&e")
4.24% (for .80% m&e)
4.10% (for .95% m&e)
3.89% (for 1.15% m&e)
3.74% (for 1.20% m&e and .10% admin. charge)

         Effective yield, which includes the effects of compounding, is equal to the sum of 1 plus the base period return, raised to a power equal to 365 divided by 7, minus 1. There are various effective yields for the Smith Barney Money Market Portfolio for the seven-day period ended December 29, 1995 depending on the charges assessed under the contract. The effective yields were as follows:

4.55% (for .60% mortality and expense risk charge ("m&e")
4.33% (for .80% m&e)
4.18% (for .95% m&e)
3.97% (for 1.15% m&e)
3.81% (for 1.20% m&e and .10% admin. charge)

         These quotations do not reflect a deduction for any applicable surrender charge. If the surrender charge was included, the applicable yield and effective yield would be reduced.

TOTAL RETURN PERFORMANCE

         From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund QP. The Company may advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "non-standardized average annual total return," as described below:

         STANDARDIZED METHOD. Quotations of average annual total return are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence if less. These quotations reflect the deduction of all maximum recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the $15 semiannual account charge is converted to a percentage of assets based on the actual fees collected (or anticipated, if a new product), divided by the average net assets (or anticipated average net assets, if a new product) for contracts sold under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable maximum surrender charge or deferred sales charge at that time.

         NON-STANDARDIZED METHOD. Non-standardized "average annual total return" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Non-standardized total return will not reflect the deduction of any applicable surrender or deferred sales charge or the $15 semiannual account charge, which, if reflected, would decrease the level of performance shown. The sales charge is not reflected because the Contract is designed for long-term investment.

         GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund QP and the Underlying Funds.

         For Funding Options that were in existence prior to the date they became available under Fund QP, the standardized and nonstandardized average annual total return quotations will show the investment performance that such Funding Options would have achieved (reduced by the applicable maximum charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Cash Value at redemption may be more or less than original cost.

         Average annual total returns for each of the Funding Options computed according to the standardized and non-standardized methods for the periods ending December 31, 1995 are set forth in the following tables. The tables represent the various levels of mortality and expense risk and administation charges.

                           TOTAL RETURN CALCULATIONS
                          FUNDING OPTIONS OF FUND QP

------------------------------------------------------------------------------------------------------------------------
                                           STANDARDIZED:                               NON-STANDARDIZED:
------------------------------------------------------------------------------------------------------------------------
        M&E: 1.20% PLUS             1 Year    5 Year    10 Year        1 Year    3 Year      5 Year    10 Year   Incept.
      ADMIN. CHARGE: .10%                                                                                        Date
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund           20.11%    15.31%     11.27%       26.54/5    16.97%      16.10%     11.36%   5/83
High Yield Bond Trust                8.71%     9.05%      7.06%        14.53%     8.36%       9.84%      7.15%   5/83
Managed Assets Trust                 6.59%     7.95%     9.61%        12.30%     10.77%       8.76%      9.70%   5/83
Dreyfus Stock Index Fund            14.78%    12.37%     11.79%        20.92%    17.57%      13.14%    12.20%*   9/89
Travelers Series Trust
 Portfolios:
   U.S. Government Securities       -4.96%    4.86%*          -         0.13%     4.64%      5.78%*          -   1/92
   Social Awareness Stock           12.40%   11.58%*          -        18.42%    14.43%     12.41%*          -   5/92
   Utilities                         0.68%    9.53%*          -         6.07%   11.18%*           -          -   2/94
Templeton Variable Products
 Series Fund:
   Templeton Bond Fund               2.53%     4.76%     6.52%*         8.02%     4.78%       5.67%     6.61%*   8/88
   Templeton Stock Fund             14.66%    14.25%    11.92%*        20.80%    12.96%      15.03%    12.02%*   8/88
   Templeton Asset                  11.36%    11.75%    10.77%*        17.32%    10.77%      12.51%    10.87%*   8/88
    Allocation Fund
Variable Insurance Products
 Fund
   Fidelity VIP High Income          6.83%    12.69%      9.59%        12.55%     9.19%      13.46%      9.68%   9/85
    Portfolio
   Fidelity VIP Equity-Income        7.06%    15.64%     12.17%        12.79%    16.69%      16.43%     12.26%   10/86
    Portfolio
   Fidelity VIP Growth               7.46%    12.90%     13.57%        13.22%    14.28%      13.67%     13.66%   10/86
    Portfolio
Variable Insurance Products
 Fund II
   Fidelity VIP II Asset             7.37%     9.02%     9.85%*        13.12%     6.57%       9.80%    10.25%*   9/89
   Manager Portfolio
American Odyssey Funds #:
   International Equity Fund        14.18%   10.96%*          -        20.29%     9.06%     12.30%*          -   5/93
   Emerging Opportunities Fund      -9.26%    9.47%*          -        -4.40%    10.54%     10.80%*          -   5/93
   Core Equity Fund                 15.37%   13.14%*          -        21.55%    17.54%     14.50%*          -   5/93
   Long-Term Bond Fund              -5.10%    4.25%*          -        -0.01%     3.98%      5.55%*          -   5/93
   Intermediate-Term Bond Fund      -2.63%    2.67%*          -         2.58%     3.75%      4.01%*          -   5/93
   Short-Term Bond Fund             -2.77%    1.94%*          -         2.44%     3.38%      3.31%*          -   5/93
American Odyssey Funds ##:
   International Equity Fund        12.76%    9.65%*          -        18.80%     7.71%     10.97%*          -   5/93
   Emerging Opportunities Fund     -10.39%    8.18%*          -        -5.58%     9.17%      9.48%*          -   5/93
   Core Equity Fund                 13.94%   11.79%*          -        20.04%    16.09%     13.14%*          -   5/93
   Long-Term Bond Fund              -6.28%    2.96%*          -        -1.26%     2.69%      4.30%*          -   5/93
   Intermediate-Term Bond Fund      -3.85%    1.40%*          -         1.31%     2.46%      2.78%*          -   5/93
   Short-Term Bond Fund             -3.98%    0.68%*          -         1.17%     2.10%      2.08%*          -   5/93
The Travelers Series Fund, Inc.
   Smith Barney Income and          12.22%   16.07%*          -        18.22%   18.06%*           -          -   6/94
    Growth Portfolio
   Alliance Growth Portfolio        21.20%   23.40%*          -        27.69%   25.51%*           -          -   6/94
   Smith Barney International       10.28%    6.21%*          -        16.18%    8.09%*           -          -   6/94
    Equity Portfolio
   Putnam Diversified Income         1.40%    7.27%*                    6.83%    9.12%*
    Portfolio                                                 -                                   -          -   6/94
   Smith Barney High Income          6.00%    8.91%*                   11.68%   10.78%*
    Portfolio                                                 -                                   -          -   6/94
   MFS Total Return Portfolio        7.28%   11.37%*          -        13.02%   13.28%*           -          -   6/94
   Smith Barney Money Market        -1.67%    1.62%*          -         3.60%    3.61%*           -          -   6/94
    Portfolio
------------------------------------------------------------------------------------------------------------------------

* Since inception.

# Reflects performance of those who DO NOT participate in the CHART Asset Allocation Program.

## Reflects performance of those who DO participate in the CHART Asset Allocation Program.

                           TOTAL RETURN CALCULATIONS
                          FUNDING OPTIONS OF FUND QP

--------------------------------------------------------------------------------------------------------------------------
                                           STANDARDIZED:                               NON-STANDARDIZED:
--------------------------------------------------------------------------------------------------------------------------
      M&E: 1.15%                                                                                                  Incept.
                                                                                                                   Date
--------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund           20.29%    15.49%     11.49%        26.73%    17.14%      16.27%     11.58%      5/83
High Yield Bond Trust                8.87%     9.25%      7.22%        14.70%     8.53%      10.00%      7.31%      5/83
Managed Assets Trust                 6.75%     8.18%      9.78%        12.47%    10.93%       8.93%      9.87%      5/83
Dreyfus Stock Index Fund            14.95%    12.53%    11.95%*        21.10%    17.75%      13.31%    12.36%*      9/89
Travelers Series Trust
Portfolios:
   U.S. Government Securities       -4.82%    5.11%*                    0.28%     4.80%      5.94%*                 1/92
   Social Awareness Stock           12.57%   11.74%*                   18.59%    14.60%     12.57%*                 5/92
   Utilities                         0.83%    9.69%*                    6.23%   11.34%*                             2/94
Templeton Variable Products
 Series Fund:
   Templeton Bond Fund               2.68%     5.01%     6.68%*         8.18%     4.94%       5.83%     6.77%*      8/88
   Templeton Stock Fund             14.84%    14.42%    12.09%*        20.99%    13.13%      15.20%    12.19%*      8/88
   Templeton Asset Allocation       11.53%    11.92%    10.93%*        17.50%    10.93%      12.68%    11.03%*      8/88
    Fund
Variable Insurance Products
 Fund
   Fidelity VIP High Income          6.99%    12.86%      9.76%       12.72%.     9.36%      13.63%      9.85%      9/85
    Portfolio
   Fidelity VIP Equity-Income        7.22%    15.81%     12.34%        12.96%    16.86%      16.60%     12.42%     10/86
    Portfolio
   Fidelity VIP Growth               7.63%    13.07%     13.74%        13.39%    14.45%      13.84%     13.83%     10/86
    Portfolio
Variable Insurance Products
   Fund II
   Fidelity VIP II Asset             7.53%     9.22%     10.01%   *    13.29%     6.73%       9.97%    10.41%*      9/89
    Manager Portfolio
American Odyssey Funds #:
   International Equity Fund        14.35%   11.13%*          -        20.48%     9.22%     12.47%*          -      5/93
   Emerging Opportunities Fund      -9.13%    9.64%*          -        -4.26%    10.71%     10.96%*          -      5/93
   Core Equity Fund                 15.55%   13.31%*          -        21.73%    17.71%     14.67%*          -      5/93
   Long-Term Bond Fund              -4.95%    4.44%*          -         0.14%     4.14%      5.71%*          -      5/93
   Intermediate-Term Bond Fund      -2.49%    2.92%*          -         2.74%     3.91%      4.17%*          -      5/93
   Short-Term Bond Fund             -2.62%    2.23%*          -         2.59%     3.54%      3.46%*          -      5/93
American Odyssey Funds ##:
   International Equity Fund        12.93%    9.81%*          -        18.98%     7.87%     11.13%*          -      5/93
   Emerging Opportunities Fund     -10.26%    8.34%*          -        -5.45%     9.34%      9.65%*          -      5/93
   Core Equity Fund                 14.11%   11.96%*          -        20.22%    16.27%     13.31%*          -      5/93
   Long-Term Bond Fund              -6.14%    3.21%*          -        -1.11%     2.84%      4.45%*          -      5/93
   Intermediate-Term Bond Fund      -3.70%    1.69%*          -         1.46%     2.62%      2.93%*          -      5/93
   Short-Term Bond Fund             -3.83%    0.97%*          -         1.32%     2.25%      2.24%*          -      5/93
The Travelers Series Fund, Inc.
   Smith Barney Income and          12.39%   16.25%*          -        18.40%   18.24%*           -          -      6/94
     Growth Portfolio
   Alliance Growth Portfolio        21.38%   23.59%*          -        27.88%   25.70%*           -          -      6/94
   Smith Barney International       10.44%    6.42%*                   16.36%    8.25%*                 1 Year    5 Year
     Equity Portfolio                                         -                                   -
   Putnam Diversified Income         1.55%    7.44%*                    6.99%    9.28%*
    Portfolio                                                 -                                   -
   Smith Barney High Income          6.17%    9.08%*                   11.85%   10.95%*
    Portfolio                                                 -                                   -
   MFS Total Return Portfolio        7.44%   11.54%*          -        13.19%   13.45%*           -
--------------------------------------------------------------------------------------------------------------------------

 Smith Barney Money Market        -1.52%    1.97%*          -        3.75%   3.77%*     -      -
  Portfolio
-------------------------------------------------------------------------------------------------

* Since inception.
# Reflects performance of those who DO NOT participate in the CHART Asset Allocation Program.
## Reflects performance of those who DO participate in the CHART Asset Allocation Program.

                           TOTAL RETURN CALCULATIONS
                          FUNDING OPTIONS OF FUND QP

-------------------------------------------------------------------------------------------------------------------------
                                          STANDARDIZED:                                 NON-STANDARDIZED:
-------------------------------------------------------------------------------------------------------------------------
           M&E: .95%              1 Year     5 Year    10 Year        1 Year    3 Year    5 Year     10 Year     Incept.
                                                                                                                  Date
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund           20.53%    15.72%     11.77%        26.99%    17.38%      16.51%     11.86%   5/83
High Yield Bond Trust                9.09%     9.47%      7.43%        14.93%     8.74%      10.22%      7.52%   5/83
Managed Assets Trust                 6.97%     8.40%     10.00%        12.69%    11.15%       9.15%     10.09%   5/83
Dreyfus Stock Index Fund            15.18%    12.76%    12.18%*        21.35%    17.98%      13.53%    12.59%*   9/89
Travelers Series Trust
  Portfolios:
   U.S. Government Securities       -4.63%    5.41%*          -         0.48%     5.01%      6.15%*          -   1/92
   Social Awareness Stock           12.79%   11.97%*          -        18.83%    14.83%     12.80%*          -   5/92
   Utilities                         1.04%    9.91%*          -         6.45%   11.57%*           -          -   2/94
Templeton Variable Products
  Series Fund:
   Templeton Bond Fund               2.89%     5.31%     6.89%*         8.40%     5.15%       6.04%     6.98%*   8/88
   Templeton Stock Fund             15.07%    14.65%    12.32%*        21.23%    13.35%      15.43%    12.41%*   8/88
   Templeton Asset                  11.75%    12.14%    11.16%*        17.74%    11.15%      12.91%    11.25%*   8/88
    Allocation Fund
Variable Insurance Products
  Fund
   Fidelity VIP High Income          7.21%    13.09%      9.98%        12.95%     9.58%      13.86%     10.07%   9/85
    Portfolio
   Fidelity VIP Equity-Income        7.44%    16.05%     12.56%        13.19%    17.10%      16.84%     12.65%   10/86
    Portfolio
   Fidelity VIP Growth               7.84%    13.29%     13.97%        13.62%    14.68%      14.07%     14.06%   10/86
    Portfolio
Variable Insurance Products
  Fund II
   Fidelity VIP II Asset             7.75%     9.43%    10.23%*        13.52%     6.95%      10.19%    10.64%*   9/89
    Manager Portfolio
American Odyssey Funds #:
   International Equity Fund        14.58%   11.35%*          -        20.72%     9.44%     12.69%*          -   5/93
   Emerging Opportunities Fund      -8.94%    9.86%*          -        -4.06%    10.93%     11.18%*          -   5/93
   Core Equity Fund                 15.78%   13.53%*          -        21.98%    17.95%     14.90%*          -   5/93
   Long-Term Bond Fund              -4.76%    4.65%*          -         .034%     4.34%      5.92%*          -   5/93
   Intermediate-Term Bond Fund      -2.29%    3.13%*          -         2.95%     4.12%      4.38%*          -   5/93
   Short-Term Bond Fund             -2.42%    2.43%*          -         2.80%     3.75%      3.67%*          -   5/93
American Odyssey Funds ##:
   International Equity Fund        13.16%   10.03%*          -        19.22%     8.09%     11.36%*          -   5/93
   Emerging Opportunities Fund      -1.08%    8.56%*          -        -5.26%     9.56%      9.87%*          -   5/93
   Core Equity Fund                 14.34%   12.19%*          -        20.46%    16.50%     13.54%*          -   5/93
   Long-Term Bond Fund              -5.95%    3.41%*          -        -0.91%     3.05%      4.66%*          -   5/93
   Intermediate-Term Bond Fund      -3.51%    1.91%*                    1.66%     2.82%      3.14%*          -   5/93
   Short-Term Bond Fund             -3.64%    1.22%*          -         1.52%     2.46%      2.44%*          -   5/93
The Travelers Series Fund, Inc.
   Smith Barney Income and          12.61%   16.48%*                   18.64%   18.47%*
Growth Portfolio                                              -                                   -          -   6/94
   Alliance Growth Portfolio        21.63%   23.84%*          -        28.14%   25.95%*           -          -   6/94
   Smith Barney International       10.67%    6.64%*                   16.59%    8.47%*
Equity Portfolio                                              -                                   -          -   6/94
   Putnam Diversified Income         1.75%    7.66%*                    7.21%    9.50%*
    Portfolio                                                 -                                   -          -   6/94
   Smith Barney High Income          6.38%    9.30%*                   12.08%   11.17%*
    Portfolio                                                 -                                   -          -   6/94
   MFS Total Return Portfolio        7.66%   11.76%*          -        13.42%   13.67%*           -          -   6/94
   Smith Barney Money Market        -1.32%    2.22%*          -         3.96%    3.97%*           -          -   6/94
    Portfolio
-------------------------------------------------------------------------------------------------------------------------

* Since inception.

 # Reflects performance of those who DO NOT participate in the CHART Asset
   Allocation Program.
## Reflects performance of those who DO participate in the CHART Asset
   Allocation Program.

                           TOTAL RETURN CALCULATIONS
                          FUNDING OPTIONS OF FUND QP


-------------------------------------------------------------------------------------------------------------------------
                                          STANDARDIZED:                                 NON-STANDARDIZED:
-------------------------------------------------------------------------------------------------------------------------
           M&E: .80%              1 Year     5 Year    10 Year        1 Year    3 Year    5 Year     10 Year     Incept.
                                                                                                                 Date
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund           20.72%    15.89%     11.99%        27.18%    17.55%      16.68%     12.08%   5/83
High Yield Bond Trust                9.26%     9.63%      7.60%        15.11%     8.91%      10.39%      7.68%   5/83
Managed Assets Trust                 7.13%     8.56%     10.16%        12.87%    11.32%       9.31%     10.25%   5/83
Dreyfus Stock Index Fund            15.35%    12.93%    12.35%*        21.53%    18.16%      13.70%    12.76%*   9/89
Travelers Series Trust
  Portfolios:
   U.S. Government Securities       -4.48%   5.56%:*          -         .063%     5.16%      6.31%*          -   1/92
   Social Awareness Stock           12.96%   12.14%*          -        19.01%    15.00%     12.97%*          -   5/92
   Utilities                         1.19%   10.08%*          -         6.61%   11.73%*           -          -   2/94
Templeton Variable Products
  Series Fund:
   Templeton Bond Fund              3.05%.     5.47%     7.05%*         8.75%     5.31%       6.20%     7.14%*   8/88
   Templeton Stock Fund             15.24%    14.82%    12.48%*        21.41%    13.52%      15.61%    12.58%*   8/88
   Templeton Asset                  11.92%   12.31/5    11.32%*        17.91%    11.32%      13.08%    11.42%*   8/88
    Allocation Fund
Variable Insurance Products
  Fund
   Fidelity VIP High Income          7.37%    13.26%     10.14%        13.12%     9.74%      14.03%     10.23%   9/85
    Portfolio
   Fidelity VIP Equity-Income        7.60%    16.22%     12.73%        13.36%    17.27%      17.01%     12.82%   10/86
    Portfolio
   Fidelity VIP Growth               8.01%    13.47%     14.14%        13.79%    14.85%      14.24%     14.23%   10/86
    Portfolio
Variable Insurance Products
  Fund II
   Fidelity VIP II Asset             7.91%     9.60%    10.40%*        13.69%     7.11%      10.35%    10.80%*   9/89
    Manager Portfolio
American Odyssey Funds #:
   International Equity Fund        14.76%   11.52%*          -        20.90%     9.61%    12.86%:*          -   5/93
   Emerging Opportunities Fund      -8.80%   10.02%*          -        -3.92%    11.09%     11.35%*          -   5/93
   Core Equity Fund                 15.95%   13.70%*          -        22.16%    18.13%     15.07%*          -   5/93
   Long-Term Bond Fund              -4.62%    4.81%*                    0.49%     4.50%      6.08%*          -   5/93
   Intermediate-Term Bond Fund      -2.14%    3.29%*          -         3.10%     4.27%      4.53%*          -   5/93
   Short-Term Bond Fund             -2.28%    2.59%*          -         2.96%     3.90%      3.83%*          -   5/93
American Odyssey Funds ##:
   International Equity Fund        13.33%   10.19%*          -        19.40%     8.25%     11.52%*          -   5/93
   Emerging Opportunities Fund      -9.94%    8.72%*          -        -5.11%     9.72%    10.03%:*          -   5/93
   Core Equity Fund                 14.51%   12.35%*          -        20.64%    16.67%     13.71%*          -   5/93
   Long-Term Bond Fund              -5.80%    3.57%*          -        -0.76%     3.21%      4.82%*          -   5/93
   Intermediate-Term Bond Fund      -3.36%     2.06%          -         1.82%     2.98%      3.29%*          -   5/93
   Short-Term Bond Fund             -3.49%    1.37%*          -         1.68%     2.61%      2.59%*          -   5/93
The Travelers Series Fund, Inc.
   Smith Barney Income and          12.78%   16.66%*          -        18.82%   18.65%*           -          -   6/94
    Growth Portfolio
   Alliance Growth Portfolio        21.81%   24.02%*          -        28.33%   26.14%*           -          -   6/94
   Smith Barney International       10.83%    6.80%*          -        16.77%    8.63%*           -          -   6/94
    Equity Portfolio
   Putnam Diversified Income         1.91%    7.82%*          -         7.37%    9.67%*           -          -   6/94
    Portfolio
   Smith Barney High Income          6.54%    9.46%*          -        12.25%   11.34%*           -          -   6/94
    Portfolio
   MFS Total Return Portfolio        7.82%   11.93%*          -        13.59%   13.84%*           -          -   6/94
   Smith Barney Money Market        -1.18%    2.38%*          -         4.12%    4.13%*           -          -   6/94
    Portfolio
-------------------------------------------------------------------------------------------------------------------------

* Since inception.

 # Reflects performance of those who DO NOT participate in the CHART Asset
   Allocation Program.
## Reflects performance of those who DO participate in the CHART Asset
   Allocation Program.

                           TOTAL RETURN CALCULATIONS
                          FUNDING OPTIONS OF FUND QP


------------------------------------------------------------------------------------------------------------------------
                                          STANDARDIZED:                                 NON-STANDARDIZED:
------------------------------------------------------------------------------------------------------------------------
           M&E: .60%              1 Year     5 Year    10 Year        1 Year    3 Year    5 Year     10 Year     Incept.
                                                                                                                 Date
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund           27.33%    16.83%     12.28%        27.43%    17.79%      16.92%     12.36%   5/83
High Yield Bond Trust               15.24%    10.52%      7.81%        15.34%     9.12%      10.61%      7.90%   5/83
Managed Assets Trust                12.99%     9.44%     10.38%        13.09%    11.54%       9.53%     10.47%   5/83
Dreyfus Stock Index Fund            21.67%    13.85%    12.89%*        21.78%    18.39%      13.93%    12.98%*   9/89
Travelers Series Trust
  Portfolios:
   U.S. Government Securities        0.75%    6.43%*          -         .084%     5.37%      6.52%*          -   1/92
   Social Awareness Stock           19.15%   13.10%*          -        19.25%    15.23%     13.19%*          -   5/92
   Utilities                         6.73%   11.86%*          -         6.82%   11.96%*           -          -   2/94
Templeton Variable Products
  Series Fund:
   Templeton Bond Fund               8.69%     6.32%     7.26%*         8.79%     5.52%       6.41%     7.36%*   8/88
   Templeton Stock Fund             21.55%    15.75%    12.71%*        21.66%    13.75%      15.84%    12.81%*   8/88
   Templeton Asset                  18.05%    13.22%    11.55%*        18.15%    11.54%      13.30%    11.64%*   8/88
    Allocation Fund
Variable Insurance Products
  Fund
   Fidelity VIP High Income         13.25%    14.18%     10.36%        13.35%     9.96%      10.45%              9/85
    Portfolio
   Fidelity VIP Equity-Income       13.49%    17.16%     12.96%        13.59%    17.51%      17.24%     13.04%   10/86
    Portfolio
   Fidelity VIP Growth              13.92%    14.39%     14.37%        14.02%    15.08%      14.47%     14.46%   10/86
    Portfolio
Variable Insurance Products
  Fund II
   Fidelity VIP II Asset            13.82%    10.49%    10.93%*        13.92%     7.32%      10.57%    11.02%*   9/89
    Manager Portfolio
American Odyssey Funds #:
   International Equity Fund        21.04%   12.99%*          -       21.15/5     9.83%     13.09%*              5/93
   Emerging Opportunities Fund      -3.81%   11.48%*          -        -3.72%    11.32%     11.57%*              5/93
   Core Equity Fund                 22.30%   15.20%*          -        22.41%    18.36%     15.30%*              5/93
   Long-Term Bond Fund               0.61%    6.19%*          -         .070%     4.71%      6.29%*              5/93
   Intermediate-Term Bond Fund       3.22%    4.65%*          -         3.31%     4.48%      4.74%*              5/93
   Short-Term Bond Fund              3.07%    3.94%*          -         3.17%     4.11%      4.03%*              5/93
American Odyssey Funds ##:
   International Equity Fund        19.54%   11.65%*          -        19.64%     8.47%     11.75%*              5/93
   Emerging Opportunities Fund      -5.01%   10.15%*          -        -4.92%     9.94%     10.25%*              5/93
   Core Equity Fund                 20.78%   13.84%*                   20.88%    16.91%     13.94%*              5/93
   Long-Term Bond Fund              -0.65%    4.93%*          -        -0.56%     3.41%      5.03%*              5/93
   Intermediate-Term Bond Fund       1.93%    3.41%*          -         2.02%     3.18%      3.50%*              5/93
   Short-Term Bond Fund              1.79%    2.71%*          -         1.88%     2.82%      2.80%*              5/93
The Travelers Series Fund, Inc.
   Smith Barney Income and          18.96%   18.79%*          -        19.06%   18.89%*           -              6/94
    Growth Portfolio
   Alliance Growth Portfolio        28.48%   26.29%*          -        28.59%   26.40%*           -              6/94
   Smith Barney International       16.90%    8.75%*          -        17.00%    8.85%*           -              6/94
    Equity Portfolio
   Putnam Diversified Income         7.49%    9.79%*          -         7.58%    9.89%*           -              6/94
    Portfolio
   Smith Barney High Income         12.37%   11.46%*          -        12.47%   11.56%*           -              6/94
    Portfolio
   MFS Total Return Portfolio       13.72%   13.97%*          -        13.82%   14.07%*           -              6/94
   Smith Barney Money Market         4.24%    4.25%*          -         4.33%    4.34%*           -              6/94
    Portfolio
------------------------------------------------------------------------------------------------------------------------

 * Since inception.
 # Reflects performance of those who DO NOT participate in the CHART Asset
   Allocation Program.
## Reflects performance of those who DO participate in the CHART Asset
   Allocation Program.

                            INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., independent accountants, 100 Pearl Street, Hartford, Connecticut, are the independent auditors for Fund QP. The services provided to Fund QP included primarily the audit of the Fund's financial statements.
The financial statements of Fund QP appear in the Fund's Annual Report, which is incorporated by reference in this SAI. Such financial statements have been audited by Coopers & Lybrand L.L.P., as indicated in their report thereon in reliance upon the authority of said firm as experts in accounting and auditing.

The consolidated financial statements of the Travelers Insurance company and Subsidiaries as of December 31, 1996 and 1995, and for each of the years in the three-year period ended December 31, 1996, have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                          Independent Auditors' Report



The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income and retained earnings and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.




                                                   /s/ KPMG Peat Marwick LLP
Hartford, Connecticut
January 17, 1997

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS


---------------------------------------------------------------------------------------------------
(for the year ended December 31, in millions)                       1996         1995          1994
---------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                          $1,379       $1,496       $ 1,492
Net investment income                                              1,887        1,824         1,702
Realized investment gains                                             65          106            13
Other                                                                298          221           199
---------------------------------------------------------------------------------------------------
         Total revenues                                            3,629        3,647         3,406
---------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                              1,163        1,185         1,216
Interest credited to contractholders                                 830          967           961
Amortization of deferred acquisition costs and
   value of insurance in force                                       281          290           281
Other operating expenses                                             380          368           351
---------------------------------------------------------------------------------------------------
         Total benefits and expenses                               2,654        2,810         2,809
---------------------------------------------------------------------------------------------------

Income from continuing operations before
   federal income taxes                                              975          837           597
---------------------------------------------------------------------------------------------------

Federal income taxes:
  Current expense (benefit)                                          284          233           (96)
  Deferred                                                            58           57           307
---------------------------------------------------------------------------------------------------
         Total federal income taxes                                  342          290           211
---------------------------------------------------------------------------------------------------

Income from continuing operations                                    633          547           386

Discontinued operations, net of income taxes
   Income from operations (net of taxes of $0, $18 and $83)           --           72           150
   Gain on disposition (net of taxes of $14, $68 and $18)             26          131             9
---------------------------------------------------------------------------------------------------
         Income from discontinued operations                          26          203           159
---------------------------------------------------------------------------------------------------

Net income                                                           659          750           545
Retained earnings beginning of year                                2,312        1,562         1,017
Dividends to parent                                                  500           --            --
---------------------------------------------------------------------------------------------------
Retained earnings end of year                                     $2,471       $2,312       $ 1,562
---------------------------------------------------------------------------------------------------





                See notes to consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

-------------------------------------------------------------------------------------------------------
(at December 31, in millions)                                                        1996          1995
-------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $18,515; $18,187)       $18,846       $18,842
Equity securities, at fair value (cost, $325; $182)                                   332           224
Mortgage loans                                                                      2,883         3,626
Real estate held for sale, net of accumulated depreciation of $0; $9                  297           293
Policy loans                                                                        1,910         1,888
Short-term securities                                                                 891         1,554
Other investments                                                                   1,235           874
-------------------------------------------------------------------------------------------------------
         Total investments                                                         26,394        27,301
-------------------------------------------------------------------------------------------------------
Cash                                                                                   74            73
Investment income accrued                                                             343           338
Premium balances receivable                                                           105           107
Reinsurance recoverables                                                            3,858         4,107
Deferred acquisition costs and value of insurance in force                          2,133         1,962
Separate and variable accounts                                                      9,023         6,949
Other assets                                                                        1,043         1,464
-------------------------------------------------------------------------------------------------------
         Total assets                                                             $42,973       $42,301
-------------------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                                              $13,693       $14,525
Future policy benefits                                                             11,450        11,783
Policy and contract claims                                                            536           571
Separate and variable accounts                                                      8,948         6,916
Commercial paper                                                                       50            73
Deferred federal income taxes                                                          57            32
Other liabilities                                                                   1,911         2,173
-------------------------------------------------------------------------------------------------------
         Total liabilities                                                         36,645        36,073
-------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million
 shares authorized, issued and outstanding                                            100           100
Additional paid-in capital                                                          3,170         3,134
Retained earnings                                                                   2,471         2,312
Unrealized investment gains, net of taxes                                             587           682
-------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                 6,328         6,228
-------------------------------------------------------------------------------------------------------

         Total liabilities and shareholder's equity                               $42,973       $42,301
-------------------------------------------------------------------------------------------------------



                See notes to consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           Increase (Decrease) in Cash

----------------------------------------------------------------------------------------------------------
(for the year ended December 31, in millions)                          1996            1995           1994
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Premiums collected                                               $  1,387        $  1,346        $ 1,394
  Net investment income received                                      1,910           1,855          1,719
  Other revenues received (expense paid)                                131              90             (2)
  Benefits and claims paid                                           (1,060)           (846)        (1,115)
  Interest credited to contractholders                                 (820)           (960)          (868)
  Operating expenses paid                                              (343)           (615)          (536)
  Income taxes paid                                                    (328)            (63)           (27)
  Other                                                                 (70)           (137)           (81)
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                         807             670            484
      Net cash provided by (used in) discontinued operations           (350)           (596)           233
----------------------------------------------------------------------------------------------------------
      Net cash provided by operations                                   457              74            717
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturities of investments
    Fixed maturities                                                  1,928           1,974          2,528
    Mortgage loans                                                      917             680          1,266
  Proceeds from sales of investments
    Fixed maturities                                                  9,101           6,773          1,316
    Equity securities                                                   479             379            357
    Mortgage loans                                                      178             704            546
    Real estate held for sale                                           210             253            728
  Purchases of investments
    Fixed maturities                                                (11,556)        (10,748)        (4,594)
    Equity securities                                                  (594)           (305)          (340)
    Mortgage loans                                                     (470)           (144)          (102)
  Policy loans, net                                                     (23)           (325)          (193)
  Short-term securities, (purchases) sales, net                         498             291           (367)
  Other investments, (purchases) sales, net                            (137)           (267)          (299)
  Securities transactions in course of settlement                       (52)            258             24
  Net cash provided by (used in) investing activities of
    discontinued operations                                             348           1,425           (261)
----------------------------------------------------------------------------------------------------------
      Net cash provided by investing activities                         827             948            609
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Issuance (redemption) of short-term debt, net                         (23)             (1)            73
  Contractholder fund deposits                                        2,493           2,705          1,951
  Contractholder fund withdrawals                                    (3,262)         (3,755)        (3,357)
  Dividends to parent company                                          (500)             --             --
  Return of capital to parent company                                    --              --            (23)
  Net cash provided by financing activities
    of discontinued operations                                           --              --             84
 Other                                                                    9              --             (2)
----------------------------------------------------------------------------------------------------------
      Net cash used in financing activities                          (1,283)         (1,051)        (1,274)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    $      1        $    (29)       $    52
----------------------------------------------------------------------------------------------------------
Cash at December 31                                                $     74        $     73        $   102
----------------------------------------------------------------------------------------------------------


                 See notes to consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.     NATURE OF OPERATIONS

       The Travelers Insurance Company and Subsidiaries (the Company) is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI). TIGI is an indirect wholly owned subsidiary of Travelers Group Inc. (Travelers Group), a financial services holding company engaged, through its subsidiaries, principally in four business segments: (i) Investment Services; (ii) Consumer Finance Services; (iii) Property & Casualty Insurance Services; and (iv) Life Insurance Services (through the Company). The periodic reports of Travelers Group provide additional business and financial information concerning that company and its consolidated subsidiaries.

       The Company principally operates through two major business units within its Life Insurance Services segment:

       - TRAVELERS LIFE AND ANNUITY offers fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance to individuals and small businesses. It also provides group pension products, including guaranteed investment contracts and group annuities for employer-sponsored retirement and savings plans. These products are primarily marketed through The Copeland Companies (Copeland), an indirect, wholly owned subsidiary of the Company, the Financial Consultants of Smith Barney Inc., an affiliate of the Company, and a core group of approximately 500 independent agencies. The Company's Corporate and Other Segment was absorbed into Travelers Life and Annuity during the second quarter of 1996.

       - PRIMERICA LIFE INSURANCE offers individual life products, primarily term insurance, to consumers through a nationwide sales force of more than 86,000 full and part-time independent representatives.

       The Company sold group life and health insurance through its Managed Care and Employee Benefits Operations segment (MCEBO) through 1994. See Note 4.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Significant accounting policies used in the preparation of the accompanying financial statements follow.

       Basis of presentation

       The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance subsidiaries of the Company are: The Travelers Life and Annuity Company (TLAC), and Primerica Life Insurance Company (Primerica Life) and its subsidiary National Benefit Life Insurance Company (NBL).

       As discussed in Note 4 of Notes to Consolidated Financial Statements, in January 1995 the group life insurance and related businesses of the Company were sold to Metropolitan Life Insurance Company (MetLife) and also in January 1995, the group medical component was exchanged for a 42% interest in The MetraHealth Companies, Inc. (MetraHealth). The Company's interest in MetraHealth was sold on October 2, 1995 and through that date had been accounted for on the equity method. The Company's discontinued operations reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from the sales of these businesses. All of the businesses sold to MetLife or contributed to MetraHealth were included in the Company's MCEBO segment in 1994. MCEBO marketed group life and health insurance, managed health care programs and administrative services associated with employee benefit plans.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life Insurance Company (Transport Life). Immediately prior to this distribution, the Company distributed Transport Life, an indirect wholly owned subsidiary of the Company, to TIGI, as a return of capital.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

       As more fully described in Note 4, all of the operations comprising MCEBO are presented as a discontinued operation and, accordingly, prior year amounts have been restated.

       Certain prior year amounts have been reclassified to conform with the 1996 presentation.

       Investments

       Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities are valued based upon quoted market prices, or if quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

       Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

       Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1996 and 1995.

       Real estate held for sale is carried at the lower of cost or fair value less estimated costs to sell. Fair value of foreclosed properties is established at time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other acceptable techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1996 and 1995.

       Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

       Derivative Financial Instruments

       The Company uses derivative financial instruments, including financial futures contracts, equity options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate, equity price and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

       Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

       Forward contracts, equity options, and interest rate swaps and caps were not significant at December 31, 1996 and 1995. Information concerning derivative financial instruments is included in Note 8.

       Investment Gains and Losses

       Realized investment gains and losses are included as a component of pretax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

       Policy Loans

       Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

       Deferred Acquisition Costs and Value of Insurance in Force

       Costs of acquiring individual life insurance, annuities and health business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and guaranteed renewable health contracts, including long-term care, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 10- to 25-year amortization period is used; for guaranteed renewable health, a 10- to 20-year period, and a 10- to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required.

       Separate and Variable Accounts

       Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

       Goodwill

       Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value, which in the view of management, would be other than temporary. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

       Contractholder Funds

       Contractholder funds represent receipts from the issuance of universal life, pension investment and certain deferred annuity contracts. Contractholder Fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 8.6%.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Future Policy Benefits

       Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

       Permitted Statutory Accounting Practices

       The Company, whose insurance subsidiaries are domiciled principally in Connecticut and Massachusetts, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of those states. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

       Premiums

       Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

       Other Revenues

       Other revenues include surrender, mortality and administrative charges and fees as earned on investment, universal life and other insurance contracts. Other revenues also include gains and losses on dispositions of assets and operations other than realized investment gains and losses and revenues of non-insurance subsidiaries.

       Interest Credited to Contractholders

       Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Federal Income Taxes

       The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

       Future Application of Accounting Standards

       In June 1996, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 125 (FAS 125), "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". FAS 125 provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on consistent application of a financial-components approach that focuses on control. Under that approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The requirements of FAS 125 are effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, and are to be applied prospectively. However, in December 1996 the FASB issued FAS 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which delays until January 1, 1998 the effective date for certain provisions. The adoption of the provisions of this statement effective January 1, 1997 will not have a material impact on results of operations, financial condition or liquidity and the Company is currently evaluating the impact of the provisions whose effective date has been delayed until January 1, 1998.

3.     CHANGES IN ACCOUNTING PRINCIPLES

       Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of

       Effective January 1, 1996, the Company adopted Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." This statement establishes accounting standards for the impairment of long-lived assets and certain identifiable intangibles to be disposed. This statement requires a write down to fair value when long-lived assets to be held and used are impaired. The statement also requires that long-lived assets to be disposed (e.g., real estate held for sale) be carried at the lower of cost or fair value less cost to sell and does not allow such assets to be depreciated. The adoption of this standard did not have a material impact on the Company's results of operations, financial condition, or liquidity.

       Accounting for Stock-Based Compensation

       The Company participates in a stock option plan sponsored by Travelers Group that provides for the granting of stock options in Travelers Group common stock to officers and key employees. The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. In October 1995, the Financial Accounting Standards Board issued

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


3.     CHANGES IN ACCOUNTING PRINCIPLES, Continued

       Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). This statement provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options. Had the Company applied FAS 123 in accounting for stock options, net income would have been reduced by $2.8 million and $1.3 million in 1996 and 1995, respectively.

       Accounting by Creditors for Impairment of a Loan

       Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," and Statement of Financial Accounting Standards No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," which describe how impaired loans should be measured when determining the amount of a loan loss accrual. These statements amended existing guidance on the measurement of restructured loans in a troubled debt restructuring involving a modification of terms. Their adoption did not have a material impact on the Company's results of operations, financial condition, or liquidity.

4.     DISPOSITIONS AND DISCONTINUED OPERATIONS

       In December 1994, the Company and its affiliates sold their group dental insurance business to MetLife for $52 million and recognized a gain of $9 million net of taxes. On January 3, 1995, the Company and its affiliates completed the sale of their group life and related non-medical group insurance businesses to MetLife for $350 million and recognized in the first quarter of 1995 a gain of $20 million net of taxes. In connection with the sale, the Company ceded 100% of its risks in the group life and related businesses to MetLife on an indemnity reinsurance basis, effective January 1, 1995. In connection with the reinsurance transaction, the Company transferred assets with a fair market value of approximately $1.5 billion to MetLife, equal to the statutory reserves and other liabilities transferred.

       On January 3, 1995, the Company and MetLife and certain of their affiliates, formed the MetraHealth joint venture by contributing their group medical businesses to MetraHealth, in exchange for shares of common stock of MetraHealth. No gain was recognized as a result of this transaction. Upon formation of the joint venture, the Company owned 42% of the outstanding capital stock of MetraHealth, TIGI owned 8% and the other 50% was owned by MetLife and its affiliates. In March 1995, MetraHealth acquired HealthSpring, Inc. for common stock of MetraHealth resulting in a reduction in the participation of the Company and TIGI, and MetLife in the MetraHealth venture to 48.25% each. As the medical insurance business of the Company came due for renewal, the risks were transferred to MetraHealth and the related operating results for this medical insurance business were reported by the Company in 1995 as part of discontinued operations.

       On October 2, 1995, the Company and its affiliates completed the sale of their ownership in MetraHealth to United HealthCare Corporation and through that date had accounted for its interest in MetraHealth on the equity method. Gross proceeds to the Company in 1995 were $708 million in cash recognizing a gain of $111 million after-tax. During 1996 the Company received a contingency payment based on MetraHealth's 1995 results. In conjunction with this payment, certain reserves associated with the group medical business and exit costs related to the discontinued operations were reevaluated resulting in a final after-tax gain of $26 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


4.     DISPOSITIONS AND DISCONTINUED OPERATIONS, Continued

       All of the businesses sold to MetLife or contributed to MetraHealth were included in the Company's MCEBO segment in 1994. The Company's discontinued operations in 1996 and 1995 reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from sales of these businesses. Revenues from discontinued operations for the years ended December 31, 1996, 1995 and 1994 amounted to $85.6 million, $1.2 billion and $3.3 billion, respectively. The assets and liabilities of the discontinued operations have not been segregated in the consolidated balance sheet as of December 31, 1996 and 1995. The assets and liabilities of the discontinued operations consist primarily of investments and insurance-related assets and liabilities. At December 31, 1996, these assets and liabilities each amounted to $180 million. At December 31, 1995, these assets and liabilities each amounted to $1.8 billion.

       In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life. Immediately prior to this distribution, the Company distributed Transport, an indirect, wholly owned subsidiary of the Company, to TIGI, as a return of capital, resulting in a reduction in additional paid-in capital of $334 million. The results of Transport through September 1995 are included in income from continuing operations.

5.     COMMERCIAL PAPER AND LINES OF CREDIT

       The Company issues commercial paper directly to investors and had $50 million outstanding at December 31, 1996. The Company maintains unused credit availability under bank lines of credit at least equal to the amount of the outstanding commercial paper. Interest expense related to the commercial paper was not significant in 1996.

       Travelers Group, Commercial Credit Company (CCC) (an indirect wholly owned subsidiary of Travelers Group) and the Company have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to any of Travelers Group, CCC or the Company. The Company's participation in this agreement is limited to $250 million. The revolving credit facility consists of a five-year revolving credit facility which expires in 2001. At December 31, 1996, $100 million was allocated to the Company. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1996, the Company was in compliance with these provisions. There were no amounts outstanding under this agreement at December 31, 1996 and 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


6.     REINSURANCE

       The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured. Since June 1994, the Company is reinsuring its life insurance risks via first dollar quota share treaties on an 80%/20% basis. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies which vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million.

       The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, Travelers Property Casualty Corp. (TAP).

       A summary of reinsurance financial data reflected within the consolidated statement of operations and retained earnings is presented below (in millions):

-------------------------------------------------------------------------------
                                             1996           1995           1994
-------------------------------------------------------------------------------
Written Premiums:
   Direct                                 $ 1,982        $ 2,166        $ 2,153

   Assumed from:
      Non-affiliated companies                  5             --             --

   Ceded to:
      Affiliated companies                   (284)          (374)          (358)
      Non-affiliated companies               (309)          (302)          (306)
-------------------------------------------------------------------------------
   Total net written premiums             $ 1,394        $ 1,490        $ 1,489
-------------------------------------------------------------------------------


Earned Premiums:
   Direct                                 $ 1,897        $ 2,067        $ 2,301

   Assumed from:
      Non-affiliated companies                  5             --             --

   Ceded to:
      Affiliated companies                   (219)          (283)          (384)
      Non-affiliated companies               (315)          (298)          (305)
-------------------------------------------------------------------------------
   Total  net earned premiums             $ 1,368        $ 1,486        $ 1,612
-------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


6.     REINSURANCE, Continued

       Reinsurance recoverables at December 31, include amounts recoverable on unpaid and paid losses and were as follows (in millions):

--------------------------------------------------------------------------------
                                                             1996           1995
--------------------------------------------------------------------------------
Reinsurance Recoverables:
   Life and accident and health business:
      Non-affiliated companies                             $1,497         $1,744

   Property-casualty business:
      Affiliated companies                                  2,361          2,363
--------------------------------------------------------------------------------

   Total  Reinsurance Recoverables                         $3,858         $4,107
================================================================================

       Total reinsurance recoverables at December 31, 1996 and 1995 include $720 million and $929 million, respectively, from MetLife in connection with the sale of the Company's group life and related businesses. See Note 4.

7.     SHAREHOLDER'S EQUITY

       Additional Paid-In Capital

       The increase of $36 million in additional paid-in capital during 1996 is due primarily to contributions of non-insurance subsidiaries from TIGI.

       Unrealized Investment Gains (Losses)

       An analysis of the change in unrealized gains and losses on investments is shown in Note 15.

       Shareholder's Equity and Dividend Availability

       The Company's statutory net income, which includes all insurance subsidiaries, was $656 million, $235 million and $100 million for the years ended December 31, 1996, 1995 and 1994, respectively.

       The Company's statutory capital and surplus was $3,442 million and $3,197 million at December 31, 1996 and 1995, respectively.

       The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $507 million is available in 1997 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

       In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk based capital levels. The Company is in compliance with these covenants at December 31, 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


8.     DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
       INSTRUMENTS

       Derivative Financial Instruments

       The Company uses derivative financial instruments, including financial futures, equity options, forward contracts and interest rate swaps as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

       These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts calculated to be due the Company on such contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties.

       The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

       The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

       Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

       At December 31, 1996 and 1995, the Company held financial futures contracts with notional amounts of $169 million and $68 million, respectively, and a deferred gain of $1 million and a deferred loss of $.2 million, respectively. Total gains from financial futures of $2 million were deferred at December 31, 1996. These deferred gains, which relate to anticipated investment purchases and investment product sales expected to occur by the end of the second quarter of 1997, are reported as other liabilities. At December 31, 1996 and 1995, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

       The off-balance sheet risks of equity options, forward contracts, and interest rate swaps were not significant at December 31, 1996 and 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


8. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Continued

       The Company purchased a 5-year interest rate cap, with a notional amount of $200 million, from Travelers Group in 1995 to hedge against losses that could result from increasing interest rates. This instrument, which does not have off-balance sheet risk, gives the Company the right to receive payments if interest rates exceed specific levels at specific dates. The premium of $2 million paid for this instrument is being amortized over its life. The interest rate cap asset is reported at fair value which is $1 million at December 31, 1996.

       Financial Instruments with Off-Balance Sheet Risk

       In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1996 and 1995.

       Fair Value of Certain Financial Instruments

       The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments which are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

       At December 31, 1996 and 1995, investments in fixed maturities had a carrying value and a fair value of $18.8 billion. See Note 15.

       At December 31, 1996, mortgage loans had a carrying value of $2.9 billion, which approximated fair value, compared with a carrying value of $3.6 billion, which approximated fair value at December 31, 1995. In estimating fair value, the Company used interest rates reflecting the higher returns required in the current real estate financing market.

       The carrying values of $154 million and $647 million of financial instruments classified as other assets approximated their fair values at December 31, 1996 and 1995, respectively. The carrying values of $825 million and $1.3 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1996 and 1995, respectively. Fair value is determined using various methods including discounted cash flows, as appropriate for the various financial instruments.

       At December 31, 1996, contractholder funds with defined maturities had a carrying value of $1.7 billion and a fair value of $1.7 billion, compared with a carrying value of $2.4 billion and a fair value of $2.5 billion at December 31, 1995. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $9.1 billion and a fair value of $8.8 billion at December 31, 1996, compared with a carrying value of $9.3 billion and a fair value of $9.0 billion at December 31, 1995. These contracts generally are valued at surrender value.

       The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $1.1 billion and $1.1 billion, respectively, at December 31, 1996, compared with a carrying value and a fair value of $1.5 billion and $1.6 billion, respectively, at December 31, 1995. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $1.0 billion and $.9 billion, respectively, at December 31, 1996, compared with a carrying value and a fair value of $1.5 billion and $1.4 billion, respectively, at December 31, 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


8. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Continued

       The carrying values of cash, short-term securities, investment income accrued and commercial paper approximated their fair values.

       The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

9.     COMMITMENTS AND CONTINGENCIES

       Financial Instruments with Off-Balance Sheet Risk

       See Note 8 for a discussion of financial instruments with off-balance sheet risk.

       Litigation

       The Company is a defendant or codefendant in various litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1996, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

10.    BENEFIT PLANS

       Pension Plans

       The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Travelers Group covering the majority of Travelers Group's U.S. employees. Benefits for the qualified plan are based on an account balance formula. Under this formula, each employee's accrued benefit can be expressed as an account that is credited with amounts based upon the employee's pay, length of service and a specified interest rate, all subject to a minimum benefit level. This plan is funded in accordance with the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code.

       The Company also participates in a nonqualified, noncontributory defined benefit pension plan sponsored by an affiliate covering the majority of the Company's U.S. employees. Contributions are based on benefits paid.

       The Company's share of net pension expense was not significant for 1996, 1995 and 1994.

       Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1996, 1995 and 1994.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


10.    BENEFIT PLANS, Continued

       Other Benefit Plans

       In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees through a plan sponsored by TIGI. Retirees may elect certain prepaid health care benefit plans. Life insurance benefits are generally set at a fixed amount. Beginning January 1, 1996, these plans were amended to restrict benefit eligibility to retirees and certain retiree-eligible employees. The cost recognized by the Company for these benefits represents its allocated share of the total costs of the plan, net of retiree contributions. The Company's share of the total cost of the plan for 1996, 1995 and 1994 was not significant.

       401(K) Savings Plan

       Under the savings, investment and stock ownership plan available to substantially all employees of TIGI, the Company matches a portion of employee contributions. Effective April 1, 1993, the match decreased from 100% to 50% of an employee's first 5% contribution and a variable match based on the profitability of TIGI and its subsidiaries was added through December 31, 1995. Effective January 1, 1996, the match remained at 50% of an employee's first 5% contribution with a maximum of $1,000. Effective January 1, 1997, employee contributions will be matched with Travelers Group stock options. The Company's matching obligation was not significant in 1996, 1995 and 1994.

11.    RELATED PARTY TRANSACTIONS

       The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by the Company. Settlements for these payments between the Company and its affiliates are made regularly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

       An affiliate maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1996 and 1995, the pool totaled approximately $2.9 billion and $2.2 billion, respectively. The Company's share of the pool amounted to $196 million and $1.4 billion at December 31, 1996 and 1995, respectively, and is included in short-term securities in the consolidated balance sheet.

       The Company sells structured settlement annuities to TAP in connection with the settlement of certain policyholder obligations. Such deposits were $40 million, $38 million and $39 million for 1996, 1995 and 1994, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



11.    RELATED PARTY TRANSACTIONS, Continued

       The Company markets deferred annuity products and life and health insurance through its affiliate, Smith Barney Inc. Premiums and deposits related to these products were $820 million, $583 million and $161 million in 1996, 1995 and 1994, respectively.

       At December 31, 1996 and 1995, the Company had an investment of $22 million and $24 million, respectively, in bonds of its affiliate, CCC. This is included in fixed maturities in the consolidated balance sheet.

       The Company had an investment of $648 million and $445 million in common stock of Travelers Group at December 31, 1996 and 1995, respectively. This investment is carried at fair value.

12.    LEASES

       Most leasing functions for TIGI and its subsidiaries are administered by TAP. In 1996, TAP assumed the obligations for several leases. Rent expense related to all leases are shared by the companies on a cost allocation method based generally on estimated usage by department. Rent expense was $24 million, $22 million and $23 million in 1996, 1995 and 1994, respectively.

       -----------------------------------------------------------
                                                 Minimum operating
       (in millions)                               rental payments
       -----------------------------------------------------------
       Year ending December 31,
             1997                                             $ 57
             1998                                               49
             1999                                               41
             2000                                               39
             2001                                               42
             Thereafter                                        362
       -----------------------------------------------------------
                                                              $590
       -----------------------------------------------------------

       The Company is reimbursed by affiliates of TIGI for utilization of space and equipment. Future sublease rental income of approximately $92 million will partially offset these commitments. Minimum future capital lease payments are not significant.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



13.    FEDERAL INCOME TAXES

       (in millions)                                      1996           1995          1994
       -------------------------------------------------------------------------------------
       Effective tax rate
       Income before federal income taxes                 $975           $837          $597
       Statutory tax rate                                   35%            35%           35%
       -------------------------------------------------------------------------------------
       Expected federal income taxes                      $341           $293          $209
       Tax effect of:
          Nontaxable investment income                      (3)            (4)           (4)
          Other, net                                         4              1             6
       -------------------------------------------------------------------------------------
       Federal income taxes (benefit)                     $342           $290          $211
       -------------------------------------------------------------------------------------
       Effective tax rate                                   35%            35%           35%
       -------------------------------------------------------------------------------------
       Composition of federal income taxes
       Current:
          United States                                   $263           $220         $(108)
          Foreign                                           21             13            12
       -------------------------------------------------------------------------------------
             Total                                         284            233           (96)
       -------------------------------------------------------------------------------------
       Deferred:
          United States                                     57             52           302
          Foreign                                            1              5             5
       -------------------------------------------------------------------------------------
             Total                                          58             57           307
       -------------------------------------------------------------------------------------
       Federal income taxes                               $342           $290          $211
       -------------------------------------------------------------------------------------

       Tax benefits allocated directly to shareholder's equity for the years ended December 31, 1996 and 1995 were $8 million and $7 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



13.    FEDERAL INCOME TAXES, Continued

       The net deferred tax liabilities at December 31, 1996 and 1995 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


       (in millions)                                                            1996      1995
       ---------------------------------------------------------------------------------------
       Deferred tax assets:
         Benefit, reinsurance and other reserves                               $ 510     $ 447
         Contractholder funds                                                     32        54
         Operating lease reserves                                                 71        56
         Other employee benefits                                                 104        74
         Other                                                                   121       208
       ---------------------------------------------------------------------------------------
           Total                                                                 838       839
       ---------------------------------------------------------------------------------------
       Deferred tax liabilities:
         Deferred acquisition costs and value of insurance in force              571       538
         Investments, Net                                                        131       152
         Other                                                                    93        81
       ---------------------------------------------------------------------------------------
           Total                                                                 795       771
       ---------------------------------------------------------------------------------------
       Net deferred tax asset before valuation allowance                          43        68
       Valuation allowance for deferred tax assets                              (100)     (100)
       ---------------------------------------------------------------------------------------
       Net deferred tax (liability) asset after valuation allowance            $ (57)    $ (32)
       ---------------------------------------------------------------------------------------

       Starting in 1994 and continuing for at least five years, the Company and its life insurance subsidiaries will file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated return on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



13.    FEDERAL INCOME TAXES, Continued

       A net deferred tax asset valuation allowance of $100 million has been established to reduce the deferred tax asset on investment losses to the amount that, based upon available evidence, is more likely than not to be realized. Reversal of the valuation allowance is contingent upon the recognition of future capital gains in the Company's consolidated life insurance company federal income tax return through 1998, and the consolidated federal income tax return of Travelers Group commencing in 1999, or a change in circumstances which causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1996. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

       At December 31, 1996, the Company has no ordinary or capital loss carryforwards.

       The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account, which, under provisions of the Tax Reform Act of 1984, will not increase after 1983, is estimated to be $932 million. This amount has not been subjected to current income taxes but, under certain conditions that management considers to be remote, may become subject to income taxes in future years. At current rates, the maximum amount of such tax (for which no provision has been made in the financial statements) would be approximately $326 million.

14.    NET INVESTMENT INCOME


       (For the year ended December 31, in millions)            1996           1995           1994
       -------------------------------------------------------------------------------------------
       Gross investment income
       Fixed maturities                                       $1,328         $1,191         $1,082
       Mortgage loans                                            331            419            511
       Policy loans                                              156            163            110
       Real estate held for sale                                  94            111            174
       Other                                                      77             97             52
       -------------------------------------------------------------------------------------------
                                                               1,986          1,981          1,929
       -------------------------------------------------------------------------------------------

       Investment expenses                                        99            157            227
       -------------------------------------------------------------------------------------------
       Net investment income                                  $1,887         $1,824         $1,702
       -------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES)

       Realized investment gains (losses) for the periods were as follows:

       (For the year ended December 31, in millions)            1996          1995         1994
       ----------------------------------------------------------------------------------------
       Realized
       Fixed maturities                                         $(63)         $(43)         $(3)
       Equity securities                                          47            36           18
       Mortgage loans                                             49            47            -
       Real estate held for sale                                  33            18            -
       Other                                                      (1)           48           (2)
       -----------------------------------------------------------------------------------------
       Realized investment gains                                $ 65          $106          $13
       ----------------------------------------------------------------------------------------

       Changes in net unrealized investment gains (losses) that are included as a separate component of shareholder's equity were as follows:

       (For the year ended December 31, in millions)           1996           1995            1994
       -------------------------------------------------------------------------------------------
       Unrealized
       Fixed maturities                                       $(323)        $1,974         $(1,319)
       Equity securities                                        (35)            46             (25)
       Other                                                    220            200             165
       -------------------------------------------------------------------------------------------
                                                               (138)         2,220          (1,179)
       Related taxes                                            (43)           778            (412)
       -------------------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)           (95)         1,442            (767)
       Balance beginning of year                                682           (760)              7
       -------------------------------------------------------------------------------------------
       Balance end of year                                    $ 587         $  682         $  (760)
       --------------------------------------------------------------------------------------------

       The initial adoption of FAS 115 resulted in an increase of approximately $232 million (net of taxes) to net unrealized gains in 1994.

       Fixed Maturities

       Proceeds from sales of fixed maturities classified as available for sale were $9.1 billion and $6.8 billion in 1996 and 1995, respectively. Gross gains of $107 million and $80 million and gross losses of $175 million and $124 million in 1996 and 1995, respectively, were realized on those sales.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       The amortized cost and fair value of investments in fixed maturities were as follows:

       ---------------------------------------------------------------------------------------------
       December 31, 1996
       ---------------------------------------------------------------------------------------------
                                                               Gross           Gross
                                          Amortized       unrealized      unrealized            Fair
       (in millions)                           cost            gains          losses           value
       ---------------------------------------------------------------------------------------------
       Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                     $ 3,755             $ 69             $23         $ 3,801
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                  1,188               50               4           1,234
          Obligations of states,
             municipalities and
             political subdivisions              76                1               1              76
          Debt securities issued by
             foreign governments                565               24               3             586
          All other corporate bonds          12,925              259              41          13,143
          Redeemable preferred stock              6                -               -               6
       ---------------------------------------------------------------------------------------------
          Total                             $18,515             $403             $72         $18,846
       ---------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       -----------------------------------------------------------------------------------------------
       December 31, 1995
       -----------------------------------------------------------------------------------------------
                                                                 Gross           Gross
                                          Amortized         unrealized      unrealized            Fair
       (in millions)                           cost              gains          losses           value
       -----------------------------------------------------------------------------------------------
       Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                     $ 4,174               $103             $15         $ 4,262
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                  1,327                116               -           1,443
          Obligations of states,
             municipalities and
             political subdivisions              91                  2               -              93
          Debt securities issued by
             foreign governments                311                 17               -             328
          All other corporate bonds          12,283                442              10          12,715
          Redeemable preferred stock              1                  -               -               1
       -----------------------------------------------------------------------------------------------
          Total                             $18,187               $680             $25         $18,842
       -----------------------------------------------------------------------------------------------


       The amortized cost and fair value of fixed maturities at December 31, 1996, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

       -------------------------------------------------------------------------------------------
       Maturity                                                            Amortized          Fair
       (in millions)                                                            cost         value
       -------------------------------------------------------------------------------------------
       Due in one year or less                                               $   971       $   975
       Due after 1 year through 5 years                                        4,970         5,043
       Due after 5 years through 10 years                                      4,871         4,946
       Due after 10 years                                                      3,949         4,083
       -------------------------------------------------------------------------------------------
                                                                              14,761        15,047
       Mortgage-backed securities                                              3,754         3,799
       -------------------------------------------------------------------------------------------
          Total                                                              $18,515       $18,846
       -------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       The Company makes investments in collateralized mortgage obligations
       (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

       At December 31, 1996 and 1995, the Company held CMOs, classified as available for sale with a fair value of $1.9 billion and $2.3 billion, respectively. Approximately 88% and 89% of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1996 and 1995. In addition, the Company held $843.5 million and $917 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1996 and 1995, respectively. Virtually all of these securities are rated AAA. The Company also held $1.4 billion and $1.3 billion of securities that are backed primarily by credit card or car loan receivables at December 31, 1996 and 1995, respectively.

       Equity Securities

       The cost and fair values of investments in equity securities were as follows:

       ---------------------------------------------------------------------------------------
       December 31, 1996
       ---------------------------------------------------------------------------------------
                                                            Gross         Gross
                                                       unrealized    unrealized           Fair
       (in millions)                           Cost         gains        losses          value
       ---------------------------------------------------------------------------------------
       Common stocks                           $211           $38           $30           $219
       Nonredeemable preferred stocks           114             2             3            113
       ---------------------------------------------------------------------------------------
         Total                                 $325           $40           $33           $332
       ---------------------------------------------------------------------------------------


       ---------------------------------------------------------------------------------------
       December 31, 1995
       ---------------------------------------------------------------------------------------
                                                            Gross        Gross
                                                       unrealized   unrealized           Fair
       (in millions)                           Cost         gains       losses          value
       ---------------------------------------------------------------------------------------
       Common stocks                           $138           $48           $5           $181
       Nonredeemable preferred stocks            44             2            3             43
       --------------------------------------------------------------------------------------
         Total                                 $182           $50           $8           $224
       --------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Proceeds from sales of equity securities were $479 million and $379 million in 1996 and 1995, respectively. Gross gains of $64 million and $27 million and gross losses of $11 million and $2 million in 1996 and 1995, respectively, were realized on those sales.

       Real estate held for sale and mortgage loans

       Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.


       At December 31, 1996 and 1995, the Company's real estate held for sale and mortgage loan portfolios consisted of the following (in millions):

       ----------------------------------------------------------------------------
                                                                1996           1995
       ----------------------------------------------------------------------------
       Current mortgage loans                                 $2,832         $3,385

       Underperforming mortgage loans                             51            241
       ----------------------------------------------------------------------------
              Total                                            2,883          3,626
       ----------------------------------------------------------------------------

       Real estate held for sale                                 297            293
       ----------------------------------------------------------------------------
              Total                                           $3,180         $3,919
       ----------------------------------------------------------------------------


       Aggregate annual maturities on mortgage loans at December 31, 1996 are as follows:

       ----------------------------------------------------
       (in millions)
       ----------------------------------------------------
       Past maturity                                 $   78
       1997                                             299
       1998                                             349
       1999                                             293
       2000                                             364
       2001                                             224
       Thereafter                                     1,276
       ----------------------------------------------------
           Total                                     $2,883
       ----------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Concentrations

       At December 31, 1996 and 1995, the Company had no concentration of credit risk in a single investee exceeding 10% of consolidated shareholder's equity.

       The Company participates in a short-term investment pool maintained by an affiliate. See Note 11.

       Included in fixed maturities are below investment grade assets totaling $1.1 billion and $1.0 billion at December 31, 1996 and 1995, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade loans.

       The Company also had concentrations of investments, primarily fixed maturities, in the following industries:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1996              1995
       ---------------------------------------------------------------------------------------------------
       Banking                                                                    $1,959            $1,226
       Finance                                                                     1,823             1,491
       Electric utilities                                                          1,093             1,023
       Oil and gas                                                                   652               861
       ---------------------------------------------------------------------------------------------------

       Below investment grade assets included in the totals above, were as follows:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1996              1995
       ---------------------------------------------------------------------------------------------------
       Banking                                                                     $   1            $    8
       Finance                                                                        65                56
       Electric utilities                                                             49                26
       Oil and gas                                                                    58                66
       ---------------------------------------------------------------------------------------------------

       At December 31, 1996 and 1995, concentrations of mortgage loans were for properties located in highly populated areas in the states listed below:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1996              1995
       ---------------------------------------------------------------------------------------------------
       California                                                                 $  643         $     736
       New York                                                                      297               400
       ---------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Other mortgage loan investments are relatively evenly dispersed throughout the United States, with no holdings in any state exceeding $258 million and $332 million at December 31, 1996 and 1995, respectively.

       Concentrations of mortgage loans by property type at December 31, 1996 and 1995 were as follows:

       ----------------------------------------------------------------------------------------------
       (in millions)                                                              1996           1995
       ----------------------------------------------------------------------------------------------
       Office                                                                   $1,195         $1,513
       Agricultural                                                                677            556
       Retail                                                                      307            426
       Apartment                                                                   284            580
       ----------------------------------------------------------------------------------------------

       The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

       Non-Income Producing Investments

       Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were as follows:


       ----------------------------------------------------------------------------------------
       (in millions)                                                           1996        1995
       ----------------------------------------------------------------------------------------
       Mortgage loans                                                           $ 7         $18
       Real estate                                                               37          65
       Fixed maturities                                                           -           4
       ----------------------------------------------------------------------------------------
       Total                                                                    $44         $87
       ----------------------------------------------------------------------------------------


       Restructured Investments

       The Company had mortgage loans and debt securities which were restructured at below market terms totaling approximately $18 million and $67 million at December 31, 1996 and 1995, respectively. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans amounted to $5 million in 1996 and $16 million in 1995. Interest on these assets, included in net investment income, aggregated $2 million and $8 million in 1996 and 1995, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



16.    DEPOSIT FUNDS AND RESERVES

       At December 31, 1996, the Company had $21.9 billion of life and annuity deposit funds and reserves. Of that total, $11.6 billion is not subject to discretionary withdrawal based on contract terms. The remaining $10.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $1.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.4 billion of the life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $3.2 billion of liabilities are surrenderable without charge. More than 11% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

17.    RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING
       ACTIVITIES

       The following table reconciles net income to net cash provided by operating activities:


       ----------------------------------------------------------------------------------------
       (For the year ended December 31, in millions)           1996          1995          1994
       ----------------------------------------------------------------------------------------
       Net income from continuing operations                  $ 633         $ 547         $ 386
          Adjustments to reconcile net income to
           net cash provided by operating activities
           Realized gains                                       (65)         (106)          (13)
           Deferred federal income taxes                         58            57           307
           Amortization of deferred policy acquisition
              costs and value of insurance in force             281           290           281
           Additions to deferred policy acquisition costs      (350)         (454)         (435)
           Investment income accrued                              2            (9)          (47)
           Premium balances receivable                           (6)           (8)            5
           Insurance reserves and accrued expenses               (1)          291           212
           Other                                                255            62          (212)
       ----------------------------------------------------------------------------------------
           Net cash provided by
               operating activities                             807           670           484
           Net cash provided by (used in)
               discontinued operations                         (350)         (596)          233
       ----------------------------------------------------------------------------------------
           Net cash provided by
               operations                                     $ 457         $  74         $ 717
       ----------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



18.    NONCASH INVESTING AND FINANCING ACTIVITIES

       Significant noncash investing and financing activities include: a) the 1995 transfer of assets with a fair market value of approximately $1.5 billion and statutory reserves and other liabilities of approximately $1.5 billion to MetLife (see Note 4); b) the 1995 return of capital of Transport to TIGI (see Note 4); c) the acquisition of real estate through foreclosures of mortgage loans amounting to $117 million, $97 million and $229 million in 1996, 1995 and 1994, respectively; d) the acceptance of purchase money mortgages for sales of real estate aggregating $23 million, $27 million and $96 million in 1996, 1995 and 1994, respectively; and e) the 1994 exchange of $23 million of the Company's investment in Travelers Group common stock for $35 million of Travelers Group nonredeemable preferred stock.

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FUND QP





                        Group Variable Annuity Contract
                                   issued by





                        The Travelers Insurance Company
                                One Tower Square
                          Hartford, Connecticut 06183

GOLD TRACK

ANNUAL REPORT
DECEMBER 31, 1996



                      THE TRAVELERS SEPARATE ACCOUNT QP
                      FOR VARIABLE ANNUITIES



[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

ASSETS:
   Investments in eligible funds at market value:
     Travelers Variable Products Funds, 20,766 shares (cost $483,413)..............................   $  453,184
     Templeton Variable Products Series Fund, 22,309 shares (cost $473,839)........................      488,835
     Fidelity's Variable Insurance Products Fund, 53,465 shares (cost $1,316,695)..................    1,319,933
     Fidelity's Variable Insurance Products Fund II, 17,939 shares (cost $303,418).................      303,711
     Dreyfus Stock Index Fund, 10,640 shares (cost $218,478).......................................      215,789
     American Odyssey Funds, Inc., 125,522 shares (cost $1,693,194)................................    1,613,035
     Travelers Series Fund Inc., 80,153 shares (cost $416,099).....................................      413,338
                                                                                                      ----------

        Total Investments (cost $4,905,136)........................................................                   $4,807,825

   Receivables:
     Dividends.....................................................................................                      125,703
     Purchase payments and transfers from other Travelers accounts.................................                       21,510
   Other assets....................................................................................                           12
                                                                                                                      ----------

        Total Assets...............................................................................                    4,955,050
                                                                                                                      ----------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts ......................                          161
   Accrued liabilities.............................................................................                          618
                                                                                                                      ----------

        Total Liabilities..........................................................................                          779
                                                                                                                      ----------

NET ASSETS:                                                                                                           $4,954,271
                                                                                                                      ==========













                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
 FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

INVESTMENT INCOME:
   Dividends.....................................................                              $    136,356

EXPENSES:
   Insurance charges.............................................                                     5,330
                                                                                               ------------

       Net investment income.....................................                                   131,026
                                                                                               ------------

REALIZED GAIN AND UNREALIZED LOSS ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold..............................              $    415,147
     Cost of investments sold....................................                   411,787
                                                                               ------------

       Net realized gain.........................................                                     3,360

   Unrealized loss on investments:
     December 31, 1996...........................................                                   (97,311)
                                                                                               ------------

        Net realized gain and unrealized loss....................                                   (93,951)
                                                                                               ------------

   Net increase in net assets resulting from operations..........                              $     37,075
                                                                                               ============















                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT QP
                            FOR VARIABLE ANNUITIES

                      STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996


OPERATIONS:
   Net investment income........................................................     $   131,026
   Net realized gain from investment transactions...............................           3,360
   Net unrealized loss on investments...........................................         (97,311)
                                                                                     ------------

     Net increase in net assets resulting from operations.......................          37,075
                                                                                     ------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 1,381,714 units)............................................       1,397,560
   Participant transfers from other Travelers accounts
     (applicable to 3,880,959 units)............................................       3,970,427
   Administrative charges
     (applicable to 8,470 units)................................................          (8,730)
   Contract surrenders
     (applicable to 3,041 units)................................................          (3,085)
   Participant transfers to other Travelers accounts
     (applicable to 433,608 units)..............................................        (438,976)
                                                                                     ------------

       Net increase in net assets resulting from unit transactions..............       4,917,196
                                                                                     ------------

        Net increase in net assets..............................................       4,954,271

NET ASSETS:
   Beginning of period..........................................................               -
                                                                                     ------------

   End of period................................................................     $ 4,954,271
                                                                                     ============















                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account QP for Variable Annuities ("Fund QP") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund QP are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Fund QP are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and Smith Barney Money Market Portfolio of Travelers Series Fund Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund, Templeton Stock Fund and Templeton Asset Allocation Fund of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Travelers Series Fund Inc. which are incorporated under Maryland law.

    The following is a summary of significant accounting policies consistently followed by Fund QP in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund QP form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund QP. Fund QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $5,316,923 and $415,147 respectively, for the period ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $4,905,136 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $28,970. Gross unrealized depreciation for all investments at December 31, 1996 was $126,281.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges range from 0.60% to 1.20% of the average net assets of Fund QP on an annual basis. Additionally, for certain allocated contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges. As of December 31, 1996 all contract owners had a mortality and expense risk charge of 0.95%.

    Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.10% of the average net assets of certain allocated contracts in Fund QP on an annual basis. No administrative fees were paid for the period ended December 31, 1996.

    Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. No fees were paid for the period ended December 31, 1996.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a contingent deferred sales charge if a participant's purchase payment is surrendered within eight years of its payment date. There were no contingent deferred sales charges for the period ended December 31, 1996.

4.  NET CONTRACT OWNERS' EQUITY


                                                                              DECEMBER 31, 1996
                                                          ------------------------------------------------------

                                                             ACCUMULATION           UNIT                 NET
                                                                 UNITS              VALUE              ASSETS
                                                                 -----              -----              ------
Travelers Variable Products Funds
  Managed Assets Trust......................................     78,508       $      1.043     $        81,864
  High Yield Bond Trust.....................................      6,520              1.031               6,724
  Capital Appreciation Fund.................................    293,629              1.028             301,764
  U.S. Government Securities Portfolio......................     51,072              1.025              52,368
  Utilities Portfolio.......................................      7,796              1.034               8,059
  Social Awareness Stock Portfolio..........................     35,689              1.036              36,958

Templeton Variable Products Series Fund
  Templeton Bond Fund.......................................     15,303              1.035              15,841
  Templeton Stock Fund......................................    369,698              1.080             399,335
  Templeton Asset Allocation Fund...........................     70,211              1.067              74,928

Fidelity's Variable Insurance Products Fund
  High Income Portfolio.....................................     91,884              1.013              93,098
  Growth Portfolio..........................................    804,434              0.993             798,611
  Equity-Income Portfolio...................................    417,374              1.043             435,284

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio...................................    290,881              1.048             304,791

Dreyfus Stock Index Fund....................................    204,067              1.076             219,606

American Odyssey Funds, Inc.
  American Odyssey Core Equity Fund.........................    496,794              1.080             536,569
  American Odyssey Emerging Opportunities Fund..............    404,384              0.885             357,913
  American Odyssey International Equity Fund................    239,079              1.091             260,936
  American Odyssey Long-Term Bond Fund......................    232,943              1.022             238,177
  American Odyssey Intermediate-Term Bond Fund..............    195,701              1.017             198,938
  American Odyssey Short-Term Bond Fund.....................    116,408              1.010             117,568

Travelers Series Fund Inc.
  Alliance Growth Portfolio.................................     44,777              1.065              47,679
  Smith Barney Income and Growth Portfolio..................    270,469              1.058             286,273
  Smith Barney High Income Portfolio........................        278              1.042                 290
  MFS Total Return Portfolio................................      2,087              1.045               2,182
  Smith Barney International Equity Portfolio...............      8,808              1.017               8,962
  Smith Barney Money Market Portfolio.......................     56,124              1.010              56,670
  Putnam Diversified Income Portfolio.......................     12,636              1.019              12,883
                                                                                               ---------------

Net Contract Owners' Equity...............................................................     $     4,954,271
                                                                                               ===============

5.  STATEMENT OF INVESTMENTS



INVESTMENT OPTIONS                                                    NO. OF       MARKET
                                                                      SHARES       VALUE
                                                                    ----------   ----------
   TRAVELERS VARIABLE PRODUCTS FUNDS (9.4%)
     Managed Assets Trust (Cost $81,451)                                 5,059   $   75,779
     High Yield Bond Trust (Cost $6,541)                                   710        6,031
     Capital Appreciation Fund (Cost $297,678)                           7,605      279,265
     U.S. Government Securities Portfolio (Cost $52,588)                 4,542       49,330
     Utilities Portfolio (Cost $7,978)                                     602        7,352
     Social Awareness Stock Portfolio (Cost $37,177)                     2,248       35,427
                                                                    ----------   ----------
       Total (Cost $483,413)                                            20,766      453,184
                                                                    ----------   ----------

   TEMPLETON VARIABLE PRODUCTS SERIES FUND (10.2%)
     Templeton Bond Fund (Cost $15,533)                                  1,352       15,729
     Templeton Stock Fund (Cost $385,085)                               17,403      398,185
     Templeton Asset Allocation Fund (Cost $73,221)                      3,554       74,921
                                                                    ----------   ----------
       Total (Cost $473,839)                                            22,309      488,835
                                                                    ----------   ----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (27.4%)
     High Income Portfolio (Cost $91,379)                                7,387       92,483
     Growth Portfolio (Cost $800,449)                                   25,562      795,991
     Equity-Income Portfolio (Cost $424,867)                            20,516      431,459
                                                                    ----------   ----------
       Total (Cost $1,316,695)                                          53,465    1,319,933
                                                                    ----------   ----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (6.3%)
     Asset Manager Portfolio (Cost $303,418)
       Total (Cost $303,418)                                            17,939      303,711
                                                                    ----------   ----------

   DREYFUS STOCK INDEX FUND (4.5%)
       Total (Cost $218,478)                                            10,640      215,789
                                                                    ----------   ----------

   AMERICAN ODYSSEY FUNDS, INC. (33.6%)
     American Odyssey Core Equity Fund (Cost $526,388)                  32,601      504,986
     American Odyssey Emerging Opportunities Fund (Cost $367,590)       24,498      328,758
     American Odyssey International Equity Fund (Cost $248,270)         16,813      253,540
     American Odyssey Long-Term Bond Fund (Cost $236,643)               22,214      225,474
     American Odyssey Intermediate-Term Bond Fund (Cost $197,437)       18,364      187,310
     American Odyssey Short-Term Bond Fund (Cost $116,866)              11,032      112,967
                                                                    ----------   ----------
       Total (Cost $1,693,194)                                         125,522    1,613,035
                                                                    ----------   ----------

   TRAVELERS SERIES FUND INC. (8.6%)
     Alliance Growth Portfolio (Cost $46,966)                            2,835       47,566
     Smith Barney Income and Growth Portfolio (Cost $287,900)           18,930      285,079
     Smith Barney High Income Portfolio (Cost $304)                         25          292
     MFS Total Return Portfolio (Cost $2,236)                              165        2,176
     Smith Barney International Equity Portfolio (Cost $8,848)             714        8,963
     Smith Barney Money Market Portfolio (Cost $56,370)                 56,370       56,370
     Putnam Diversified Income Portfolio (Cost $13,475)                  1,114       12,892
                                                                    ----------   ----------
       Total (Cost $416,099)                                            80,153      413,338
                                                                    ----------   ----------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $4,905,136)                                                             $4,807,825
                                                                                 ==========

6.  SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

                                                                                                              U.S.
                                                                                             CAPITAL       GOVERNMENT
                                                            MANAGED          HIGH YIELD    APPRECIATION    SECURITIES    UTILITIES
                                                          ASSETS TRUST       BOND TRUST       FUND          PORTFOLIO    PORTFOLIO
                                                          -------------   -------------  --------------  -------------  -----------
INVESTMENT INCOME:
Dividends..............................................   $      6,056    $       629    $     20,975    $     3,043    $      657
                                                          ------------    -----------    ------------    -----------    ----------

EXPENSES:
Insurance charges......................................             85              7             323             56             8
                                                          ------------    -----------    ------------    -----------    ----------
      Net investment income (loss).....................          5,971            622          20,652          2,987           649
                                                          ------------    -----------    ------------    -----------    ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.....................              -             15             808             17           239
    Cost of investments sold...........................              -             15             786             16           229
                                                          ------------    -----------    ------------    -----------    ----------

      Net realized gain (loss).........................              -              -              22              1            10
                                                          ------------    -----------    ------------    -----------    ----------

Unrealized gain (loss) on investments:
    End of period......................................         (5,672)          (510)        (18,413)        (3,258)         (626)
                                                          ------------    -----------    ------------    -----------    ----------


Net increase (decrease) in net assets
      resulting from operations........................            299            112           2,261           (270)           33
                                                          ------------    -----------    ------------    -----------    ----------



UNIT TRANSACTIONS:
Participant purchase payments..........................         14,246          1,615          62,054         11,522         3,398
Participant transfers from other Travelers accounts....         67,463          5,012         243,946         41,171         4,889
Administrative charges.................................           (144)           (15)           (434)           (55)          (22)
Contract surrenders....................................              -              -               -              -             -
Participant transfers to other Travelers accounts......              -              -          (6,063)             -          (239)
                                                          ------------    -----------    ------------    -----------    ----------

    Net increase in net assets resulting
      from unit transactions...........................         81,565          6,612         299,503         52,638         8,026
                                                          ------------    -----------    ------------    -----------    ----------

      Net increase in net assets.......................         81,864          6,724         301,764         52,368         8,059



NET ASSETS:
    Beginning of period................................              -              -               -              -             -
                                                          ------------    -----------    ------------    -----------    ----------

    End of period......................................   $     81,864    $     6,724    $    301,764    $    52,368    $    8,059
                                                          ============    ===========    ============    ===========    ==========

  SOCIAL                               TEMPLETON
 AWARENESS                               ASSET     FIDELITY'S   FIDELITY'S   FIDELITY'S    FIDELITY'S
   STOCK     TEMPLETON    TEMPLETON    ALLOCATION  HIGH INCOME    GROWTH    EQUITY-INCOME ASSET MANAGER
 PORTFOLIO   BOND FUND    STOCK FUND      FUND      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
----------   ---------    ----------   ----------  -----------   ---------- ------------- -------------

$   1,315    $       -    $       -    $       -    $       -    $       -    $       -    $       -
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


       29           11          352           49           62          846          493          302
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
    1,286          (11)        (352)         (49)         (62)        (846)        (493)        (302)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------




        -            -        2,509          639          902        4,926       49,917        3,660
        -            -        2,345          606          897        4,890       47,243        3,478
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

        -            -          164           33            5           36        2,674          182
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

   (1,750)         196       13,100        1,700        1,104       (4,458)       6,592          293
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


     (464)         185       12,912        1,684        1,047       (5,268)       8,773          173
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------




    3,970        3,196       84,800       14,826       17,467      190,454       99,468       46,514
   33,515       12,472      312,745       58,533       75,602      624,859      361,290      262,701
      (63)         (12)        (527)        (115)        (117)      (1,547)        (837)        (454)
        -            -            -            -         (901)        (983)           -       (1,201)
        -            -      (10,595)           -            -       (8,904)     (33,410)      (2,942)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   37,422       15,656      386,423       73,244       92,051      803,879      426,511      304,618
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

   36,958       15,841      399,335       74,928       93,098      798,611      435,284      304,791




        -            -            -            -            -            -            -            -
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

$  36,958    $  15,841    $ 399,335    $  74,928    $  93,098    $ 798,611    $ 435,284    $ 304,791
=========    =========    =========    =========    =========    =========    =========    =========

6.  SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                                                         AMERICAN
                                                                          AMERICAN       ODYSSEY          AMERICAN      AMERICAN
                                                                           ODYSSEY       EMERGING          ODYSSEY       ODYSSEY
                                                         DREYFUS STOCK   CORE EQUITY   OPPORTUNITIES    INTERNATIONAL   LONG-TERM
                                                          INDEX FUND        FUND           FUND          EQUITY FUND    BOND FUND
                                                         -------------  -------------  -------------   -------------   ------------
INVESTMENT INCOME:
Dividends..............................................  $     2,900    $     29,964    $     27,579    $      6,305    $   11,487
                                                         -----------    ------------    ------------    ------------    ----------

EXPENSES:
Insurance charges......................................          190             546             335             240           263
                                                         -----------    ------------    ------------    ------------    ----------
      Net investment income (loss).....................        2,710          29,418          27,244           6,065        11,224
                                                         -----------    ------------    ------------    ------------    ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.....................          194           2,856           1,974           2,590         4,319
    Cost of investments sold...........................          178           2,670           2,141           2,518         4,212
                                                         -----------    ------------    ------------    ------------    ----------

      Net realized gain (loss).........................           16             186            (167)             72           107
                                                         -----------    ------------    ------------    ------------    ----------

Unrealized gain (loss) on investments:
    End of period......................................       (2,689)        (21,402)        (38,832)          5,270       (11,169)
                                                         -----------    ------------    ------------    ------------    ----------


Net increase (decrease) in net assets
      resulting from operations........................           37           8,202         (11,755)         11,407           162
                                                         -----------    ------------    ------------    ------------    ----------



UNIT TRANSACTIONS:
Participant purchase payments..........................       36,355          98,412          90,453          60,937        64,829
Participant transfers from other Travelers accounts....      189,963         432,532         280,037         190,213       178,977
Administrative charges.................................         (410)           (831)           (749)           (515)         (549)
Contract surrenders....................................            -               -               -               -             -
Participant transfers to other Travelers accounts......       (6,339)         (1,746)            (73)         (1,106)       (5,242)
                                                         -----------    ------------    ------------    ------------    ----------

    Net increase in net assets resulting
      from unit transactions...........................      219,569         528,367         369,668         249,529       238,015
                                                         -----------    ------------    ------------    ------------    ----------

      Net increase in net assets.......................      219,606         536,569         357,913         260,936       238,177



NET ASSETS:
    Beginning of period................................            -               -               -               -             -
                                                         -----------    ------------    ------------    ------------    ----------

    End of period......................................  $   219,606    $    536,569    $    357,913    $    260,936    $  238,177
                                                         ===========    ============    ============    ============    ==========

 AMERICAN
  ODYSSEY         AMERICAN                    SMITH BARNEY                                SMITH BARNEY
INTERMEDIATE-     ODYSSEY       ALLIANCE        INCOME AND   SMITH BARNEY       MFS       INTERNATIONAL   SMITH BARNEY
   TERM          SHORT-TERM      GROWTH          GROWTH       HIGH INCOME   TOTAL RETURN      EQUITY      MONEY MARKET
 BOND FUND        BOND FUND      PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------    ----------     ----------     -----------   ------------  -------------  --------------  ------------

$  10,808        $   4,054      $   1,224      $   6,452      $      17      $      74      $       9      $   2,122
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------


      191              118             46            342              -              2              6            417
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------
   10,617            3,936          1,178          6,110             17             72              3          1,705
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------




        -                -              -            461              -              -              -        339,121
        -                -              -            442              -              -              -        339,121
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

        -                -              -             19              -              -              -              -
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

  (10,127)          (3,899)           600         (2,821)           (12)           (60)           115              -
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------


      490               37          1,778          3,308              5             12            118          1,705
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------




   44,746           30,759         11,043         49,120            287          2,184          4,232        350,371
  155,208           87,106         34,916        234,450              -              -          4,629         65,700
     (367)            (274)           (58)          (435)            (2)           (14)           (17)          (158)
        -                -              -              -              -              -              -              -
   (1,139)             (60)             -           (170)             -              -              -       (360,948)
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------


  198,448          117,531         45,901        282,965            285          2,170          8,844         54,965
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

  198,938          117,568         47,679        286,273            290          2,182          8,962         56,670




        -                -              -              -              -              -              -              -
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

$ 198,938        $ 117,568      $  47,679      $ 286,273      $     290      $   2,182      $   8,962      $  56,670
=========        =========      =========      =========      =========      =========      =========      =========

6.  SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)




                                                                 PUTNAM
                                                              DIVERSIFIED
                                                                 INCOME
                                                                PORTFOLIO          COMBINED
                                                              ------------       ------------

INVESTMENT INCOME:
Dividends.................................................      $      686       $    136,356
                                                                ----------       ------------


EXPENSES:
Insurance charges.........................................              11              5,330
      Net investment income (loss)........................             675            131,026
                                                                ----------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................               -            415,147
    Cost of investments sold..............................               -            411,787
                                                                ----------       ------------

      Net realized gain (loss)............................               -              3,360
                                                                ----------       ------------

Unrealized gain (loss) on investments:
    End of period.........................................            (583)           (97,311)
                                                                ----------       ------------

Net increase (decrease) in net assets
      resulting from operations...........................              92             37,075
                                                                ----------       ------------



UNIT TRANSACTIONS:
Participant purchase payments.............................             302          1,397,560
Participant transfers from other Travelers accounts.......          12,498          3,970,427
Administrative charges....................................              (9)            (8,730)
Contract surrenders.......................................               -             (3,085)
Participant transfers to other Travelers accounts.........               -           (438,976)
                                                                ----------       ------------

    Net increase in net assets resulting
      from unit transactions..............................          12,791          4,917,196
                                                                ----------       ------------

      Net increase in net assets..........................          12,883          4,954,271



NET ASSETS:
    Beginning of period...................................               -                  -
                                                                ----------       ------------

    End of period.........................................      $   12,883       $  4,954,271
                                                                ==========       ============

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996



                                                                                                       U.S.
                                                                                    CAPITAL         GOVERNMENT
                                                  MANAGED        HIGH YIELD       APPRECIATION      SECURITIES      UTILITIES
                                                ASSETS TRUST     BOND TRUST          FUND           PORTFOLIO       PORTFOLIO
                                                ------------     ----------       ------------     ------------    -----------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts         78,645           6,534          300,243           51,125            8,047
Accumulation units redeemed and
   transferred to other Travelers accounts .           (137)            (14)          (6,614)             (53)            (251)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........         78,508           6,520          293,629           51,072            7,796
                                                ===========      ==========       ==========       ==========      ===========

                                                   SOCIAL                                          TEMPLETON
                                                 AWARENESS                                           ASSET          FIDELITY'S
                                                   STOCK         TEMPLETON        TEMPLETON        ALLOCATION      HIGH INCOME
                                                 PORTFOLIO       BOND FUND        STOCK FUND          FUND          PORTFOLIO
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts         35,750          15,314          380,246           70,319           92,899
Accumulation units redeemed and
   transferred to other Travelers accounts .            (61)            (11)         (10,548)            (108)          (1,015)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........         35,689          15,303          369,698           70,211           91,884
                                                ===========      ==========       ==========       ==========      ===========

                                                                                                                     AMERICAN
                                                 FIDELITY'S      FIDELITY'S         FIDELITY'S                        ODYSSEY
                                                   GROWTH       EQUITY-INCOME     ASSET MANAGER   DREYFUS STOCK     CORE EQUITY
                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO      INDEX FUND          FUND
                                                -----------     --------------    -------------    -------------   -------------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts        815,967         450,102          295,230          210,643          499,139
Accumulation units redeemed and
   transferred to other Travelers accounts .        (11,533)        (32,728)          (4,349)          (6,576)          (2,345)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........        804,434         417,374          290,881          204,067          496,794
                                                ===========      ==========       ==========       ==========      ===========

                                                  AMERICAN                                          AMERICAN
                                                   ODYSSEY       AMERICAN          AMERICAN          ODYSSEY        AMERICAN
                                                  EMERGING        ODYSSEY          ODYSSEY        INTERMEDIATE-     ODYSSEY
                                               OPPORTUNITIES   INTERNATIONAL      LONG-TERM           TERM         SHORT-TERM
                                                    FUND        EQUITY FUND       BOND FUND        BOND FUND       BOND FUND
                                               -------------   -------------      ----------      -------------    -----------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts        405,313         240,600          238,611          197,187          116,737
Accumulation units redeemed and
   transferred to other Travelers accounts .           (929)         (1,521)          (5,668)          (1,486)            (329)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........        404,384         239,079          232,943          195,701          116,408
                                                ===========      ==========       ==========       ==========      ===========

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)





                                                               SMITH BARNEY                                     SMITH BARNEY
                                                 ALLIANCE       INCOME AND      SMITH BARNEY         MFS        INTERNATIONAL
                                                  GROWTH          GROWTH        HIGH INCOME      TOTAL RETURN       EQUITY
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                ----------      -----------     ------------     -------------  -------------
Accumulation units beginning of period .....              -               -               -               -                -
Accumulation units purchased and
   transferred from other Travelers accounts         44,832         271,038             280           2,100            8,825
Accumulation units redeemed and
   transferred to other Travelers accounts .            (55)           (569)             (2)            (13)             (17)
                                                   --------        --------        --------        --------         --------
Accumulation units end of period ...........         44,777         270,469             278           2,087            8,808
                                                   ========        ========        ========        ========         ========

                                                                   PUTNAM
                                                 SMITH BARNEY    DIVERSIFIED
                                                 MONEY MARKET      INCOME
                                                  PORTFOLIO       PORTFOLIO
                                                -----------      ----------
Accumulation units beginning of period .....              -               -
Accumulation units purchased and
   transferred from other Travelers accounts        414,303          12,644
Accumulation units redeemed and
   transferred to other Travelers accounts .       (358,179)             (8)
                                                   --------        --------
Accumulation units end of period ...........         56,124          12,636
                                                   ========        ========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
 The Travelers Separate Account QP for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 1996, and the related statement of operations and changes in net assets for the period October 8, 1996 (date operations commenced) to December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 1996, the results of its operations and the changes in its net assets for the period October 8, 1996 (date operations commenced) to December 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                      This page intentionally left blank.

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut





















This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account QP for Variable Annuities or Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



















VG-QP (Annual) (12-96) Printed in U.S.A.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are incorporated into the Statement of Additional Information by reference. The financial statements of the Registrant include:

               Statement of Assets and Liabilities as of December 31, 1996 Statement of Operations for the period October 8, 1996 (date operations commenced) to December 31, 1996
               Statement of Changes in Net Assets for the period October 8,
                      1996 (date operations commenced) to December 31, 1996
               Statement of Investments as of December 31, 1996
               Notes to Financial Statements

        The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:

               Consolidated Statements of Income and Retained Earnings for
                 the years ended December 31, 1996, 1995 and 1994
               Consolidated Balance Sheets as of December 31, 1996 and 1995 Consolidated Statements of Cash Flows for the years ended
                 December 31, 1996, 1995 and 1994
               Notes to Consolidated Financial Statements.


(b)     Exhibits

      1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration statement on Form N-4, filed January 11, 1996.)

      2.     Exempt.

   3(a). Distribution and Management Agreement among the Registrant, The Travelers Insurance Company and Tower Square Securities, Inc. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, filed January 11, 1996.)

   3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed January 11, 1996.)

      4.     Variable Annuity Contract(s). (Incorporated herein by reference to
             Exhibit 4 to the Registration Statement on Form N-4, filed August 27, 1996.)

      5.     None.

   6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

   6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

      7.     None.

      8.     None.

      9. Opinion of Counsel as to the legality of securities being registered.

  10(a).     Consent of Coopers & Lybrand L.L.P., Independent Accountants.

  10(b). Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants.

     11.     Not Applicable.

     12.     None

     13. Schedule for computation of each performance quotation - Standardized and Non-Standardized.

  15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Michael A. Carpenter, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed January 11, 1996.)

  15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George
             C. Kokulis, Ian R. Stuart, and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, filed August 27, 1996.)

  15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Ian R. Stuart.


     27.     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor

Name and Principal                          Positions and Offices
Business Address                            with Depositor

Michael A. Carpenter*                       Director, Chairman of the Board
                                            President and Chief Executive Officer
Jay S. Benet*                               Director and Senior Vice President
George C. Kokulis*                          Director and Senior Vice President
Robert I. Lipp*                             Director
Ian R. Stuart*                              Director, Senior Vice President,
                                            Chief Financial Officer, Chief
                                            Accounting Officer and Controller
Katherine M. Sullivan*                      Director and Senior Vice President
                                            and General Counsel
Marc P. Weill**                             Director and Senior Vice President
Stuart Baritz**                             Senior Vice President
Jay S. Fishman*                             Senior Vice President
Elizabeth C. Georgakopoulos*                Senior Vice President
Barry Jacobson*                             Senior Vice President
Russell H. Johnson*                         Senior Vice President
Warren H. May*                              Senior Vice President
Christine M. Modie*                         Senior Vice President
David A. Tyson*                             Senior Vice President
F. Denney Voss*                             Senior Vice President
Paula Burton*                               Vice President
Charles N. Vest*                            Vice President and Actuary
Donald R. Munson, Jr.*                      Second Vice President
Ernest J. Wright*                           Vice President and Secretary
Kathleen A. McGah*                          Assistant Secretary and Counsel


Principal Business Address:
*  The Travelers Insurance Company                    **Travelers Group Inc.
    One Tower Square                                    388 Greenwich Street
    Hartford, CT  06183                                 New York, N.Y. 10013

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                  OWNERSHIP OF THE TRAVELERS INSURANCE COMPANY


Company                                             State of  Organization      Ownership            Principal Business
-------                                             ----------------------      ---------            ------------------
Travelers Group Inc.                                Delaware                    Publicly Held        ---------------
   Associated Madison Companies Inc.                Delaware                    100.00               ----------------
       PFS Services Inc.                            Georgia                     100.00               ----------------
           The Travelers Insurance Group, Inc.      Connecticut                 100.00               ----------------
               The Travelers Insurance Company      Connecticut                 100.00               Insurance

--------------------------------------------------------------------------------

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                        THE TRAVELERS INSURANCE COMPANY




                                                                                              % of Voting
                                                                                               Securities
                                                                                             Owned Directly
                                                                              State of      or Indirectly by
                                                                              Organization  The Travelers Inc. Principal Business
                                                                              ------------  -----------------  ------------------
     AC Health Ventures, Inc.                                                  Delaware            100.00      Inactive
     AMCO Biotech, Inc.                                                        Delaware            100.00      Inactive
     Associated Madison Companies, Inc.                                        Delaware            100.00      Holding company.
          American National Life Insurance (T & C), Ltd.                       Turks and
                                                                                 Caicos Islands    100.00      Insurance
          ERISA Corporation                                                    New York            100.00      Inactive
          Mid-America Insurance Services, Inc.                                 Georgia             100.00      Third party
                                                                                                                 administrator
          National Marketing Corporation                                       Pennsylvania        100.00      Inactive
          PFS Services, Inc.                                                   Georgia             100.00      General partner and
                                                                                                                 holding company
               The Travelers Insurance Group Inc.                              Connecticut         100.00      Holding company
                    Constitution Plaza, Inc.                                   Connecticut         100.00      Real estate brokerage






                                                                         3/18/97

                                                                                              % of Voting
                                                                                               Securities
                                                                                             Owned Directly
                                                                              State of      or Indirectly by
                                                                              Organization  The Travelers Inc. Principal Business
                                                                              ------------  -----------------  ------------------
                    KP Properties Corporation                                  Massachusetts       100.00      Real estate
                    KPI 85, Inc.                                               Massachusetts       100.00      Real estate
                    KRA Advisers Corporation                                   Massachusetts       100.00      Real estate
                    KRP Corporation                                            Massachusetts       100.00      Real estate
                    La Metropole S.A.                                          Belgium             98.83       P-C insurance/
                                                                                                                 reinsurance
                    The Prospect Company                                       Delaware            100.00      Investments
                         89th & York Avenue Corporation                        New York            100.00      Real estate
                         979 Third Avenue Corporation                          Delaware            100.00      Real estate
                         Meadow Lane, Inc.                                     Georgia             100.00      Real estate
                                                                                                                 development
                         Panther Valley, Inc.                                  New Jersey          100.00      Real estate
                                                                                                                 management
                         Prospect Management Services Company                  Delaware            100.00      Real estate
                                                                                                                 management
                         The Travelers Asset Funding Corporation               Connecticut         100.00      Investment adviser
                              Travelers Capital Funding Corporation            Connecticut         100.00      Furniture/equipment
                    The Travelers Insurance Company                            Connecticut         100.00      Insurance
                         The Plaza Corporation                                 Connecticut         100.00      Holding company
                              The Copeland Companies                           New Jersey          100.00      Holding company
                                   American Odyssey Funds Management, Inc.     New Jersey          100.00      Investment advisor
                                        American Odyssey Funds, Inc.           Maryland            100.00      Investment management
                                   Copeland Administrative Services, Inc.      New Jersey          100.00      Administrative
                                                                                                                 services
                                   Copeland Associates, Inc.                   Delaware            100.00      Fixed/variable
                                                                                                                 annuities
                                        Copeland Associates Agency of
                                          Ohio, Inc.                           Ohio                99.00       Fixed/variable
                                                                                                                 annuities
                                        Copeland Associates of Alabama,
                                          Inc.                                 Alabama             100.00      Fixed/variable
                                                                                                                 annuities
                                        Copeland Associates of Montana, Inc.   Montana             100.00      Fixed/variable
                                                                                                                 annuities
                                        Copeland Benefits Management Company   New Jersey          51.00       Investment marketing
                                        Copeland Equities, Inc.                New Jersey          100.00      Fixed/variable
                                                                                                                 annuities
                                        H.C. Copeland Associates, Inc.
                                          of Massachusetts                     Massachusetts        100.00     Fixed annuities
                                   Copeland Financial Services, Inc.           New Jersey          100.00      Investment advisory
                                                                                                                 services.
                                   Copeland Healthcare Services, Inc.          New Jersey          100.00      Life insurance
                                                                                                                 marketing
                                   H.C. Copeland and Associates, Inc. of
                                     Texas                                     Texas               100.00      Fixed/variable
                                                                                                                 annuities
                              Three Parkway Inc. - I                           Pennsylvania        100.00      Investment real
                                                                                                                 estate

                                                                                              % of Voting
                                                                                               Securities
                                                                                             Owned Directly
                                                                              State of      or Indirectly by
                                                                              Organization  The Travelers Inc. Principal Business
                                                                              ------------  -----------------  ------------------
                              Three Parkway Inc. - II                          Pennsylvania        100.00      Investment real
                                                                                                                 estate
                              Three Parkway Inc. - III                         Pennsylvania        100.00      Investment real
                                                                                                                 estate
                              Tower Square Securities, Inc.                    Connecticut         100.00      Broker dealer
                              Travelers Asset Management International
                                Corporation                                    New York            100.00      Investment adviser
                              Travelers Distribution Company                   Delaware            100.00
                              Travelers Investment Adviser, Inc.               Delaware            100.00      Investment Advisor
                              Travelers/Net Plus Agency of Ohio, Inc.          Ohio                100.00      Insurance agency
                              Travelers/Net Plus Insurance Agency, Inc.        Massachusetts       100.00      Insurance agency
                              Travelers/Net Plus, Inc.                         Connecticut         100.00
                         The Travelers Life and Annuity Company                Connecticut         100.00      Life insurance
                         Travelers Insurance Holdings Inc.                     Georgia             100.00      Holding company
                              AC RE, Ltd.                                      Bermuda             100.00      Reinsurance
                              American Financial Life Insurance Company        Texas               100.00      Insurance
                              Primerica Life Insurance Company                 Massachusetts       100.00      Life insurance
                                   National Benefit Life Insurance Company     New York            100.00      Insurance
                                   Primerica Financial Services (Canada)
                                     Ltd.                                      Canada              100.00      Holding company
                                        PFSL Investments Canada Ltd.           Canada              100.00      Mutual fund dealer
                                        Primerica Financial Services Ltd.      Canada              82.82       General agent
                                        Primerica Life Insurance Company
                                          of Canada                            Canada              100.00      Life insurance
                    The Travelers Insurance Corporation Proprietary Limited    Australia           100.00      Inactive
                    Travelers Canada Corporation                               Canada              100.00      Inactive
                    Travelers Mortgage Securities Corporation                  Delaware            100.00      Collateralized
                                                                                                                 obligations
                    Travelers of Ireland Limited                               Ireland             99.90       Data processing
                    Travelers Property Casualty Corp.                          Delaware            82.00       Holding company
                         The Aetna Casualty and Surety Company                 Connecticut         100.00      Insurance company
                              AE Development Group, Inc.                       Connecticut         100.00
                              Aetna Casualty & Surety Company of Canada        Canada              100.00
                              Aetna Casualty and Surety Company of America     Connecticut         100.00      Insurance company
                              Aetna Casualty and Surety Company of Illinois    Illinois            100.00      Insurance company
                              Aetna Casualty Company of Connecticut            Connecticut         100.00      Insurance company

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
                              Aetna Commercial Insurance Company          Connecticut         100.00      Insurance company
                              Aetna Excess and Surplus Lines Company      Connecticut         100.00      Insurance Company
                              Aetna Lloyds of Texas Insurance Company     Texas               100.00      Insurance company
                              Aetna National Accounts U.K. Limited        United Kingdom      100.00      Insurance company
                              Axia Services, Inc.                         New York            100.00
                              Farmington Casualty Company                 Connecticut         100.00      Insurance company
                              Farmington Management, Inc.                 Connecticut         100.00
                              Urban Diversified Properties, Inc.          Connecticut         100.00
                         The Standard Fire Insurance Company              Connecticut         100.00
                              AE Properties, Inc.                         California          100.00
                               Aetna Insurance Company                    Connecticut         100.00      Insurance company
                              Aetna Insurance Company of Illinois         Illinois            100.00      Insurance company
                              Aetna Personal Security Insurance
                                Company                                   Connecticut         100.00      Insurance company
                              Community Rehabilitation Investment
                                Corporation                               Connecticut         100.00
                              The Automobile Insurance Company of
                                Hartford, Connecticut                     Connecticut         100.00      Insurance company
                         The Travelers Indemnity Company                  Connecticut         100.00      P-C insurance
                              Commercial Insurance Resources, Inc.        Delaware            100.00      Holding company
                                   Gulf Insurance Company                 Missouri            100.00      P-C insurance
                                        Atlantic Insurance Company        Texas               100.00      P-C insurance
                                        Gulf Risk Services, Inc.          Delaware            100.00      Claims/risk management
                                        Gulf Underwriters Insurance
                                          Company                         Missouri            100.00      P-C ins/surplus lines
                                        Select Insurance Company          Texas               100.00      P-C insurance
                              Countersignature Agency, Inc.               Florida             100.00      Countersign ins policies
                              First Floridian Auto and Home Insurance
                                Company                                   Florida             100.00      Insurance company
                              First Trenton Indemnity Company             New Jersey          100.00      P-C insurance
                              Laramia Insurance Agency, Inc.              North Carolina      100.00      Flood insurance
                              Secure Affinity Agency, Inc.                Delaware            100.00      P-C insurance agency
                              The Charter Oak Fire Insurance Company      Connecticut         100.00      P-C insurance
                              The Parker Realty and Insurance Agency,
                                Inc.                                      Vermont             58.00       Real estate
                              The Phoenix Insurance Company               Connecticut         100.00      P-C insurance

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
                                   Constitution State Service Company     Montana             100.00      Service company
                                   The Travelers Indemnity Company of
                                     America                              Georgia             100.00      P-C insurance
                                   The Travelers Indemnity Company of
                                     Connecticut                          Connecticut         100.00      Insurance
                                   The Travelers Indemnity Company of
                                     Illinois                             Illinois            100.00      P-C insurance
                              The Premier Insurance Company of
                                Massachusetts                             Massachusetts       100.00      Insurance
                              The Travelers Home and Marine Insurance
                                Company                                   Indiana             100.00      P-C insurance
                              The Travelers Indemnity Company of
                                Missouri                                  Missouri            100.00      P-C insurance
                              The Travelers Lloyds Insurance Company      Texas               100.00      Non-life insurance
                              The Travelers Marine Corporation            California          100.00      General insurance
                                                                                                            brokerage
                              TI Home Mortgage Brokerage, Inc.            Delaware            100.00      Mortgage brokerage
                                                                                                            services
                              TravCo Insurance Company                    Indiana             100.00      P-C insurance
                              Travelers Bond Investments, Inc.            Connecticut         100.00      Bond investments
                              Travelers General Agency of
                                Hawaii, Inc.                              Hawaii              100.00      Insurance agency
                              Travelers Medical Management
                                Services Inc.                             Delaware            100.00      Managed care
                              Travelers Specialty Property Casualty
                                Company, Inc.                             Connecticut         100.00      Insurance management
          Primerica Convention Services, Inc.                             Georgia             100.00
          Primerica Finance Corporation                                   Delaware            100.00      Holding company
               PFS Distributors, Inc.                                     Georgia             100.00      General partner
               PFS Investments Inc.                                       Georgia             100.00      Broker dealer
               PFS T.A., Inc.                                             Delaware            100.00      Joint venture partner
          Primerica Financial Services Home Mortgages, Inc.               Georgia             100.00      Mortgage loan broker
          Primerica Financial Services, Inc.                              Nevada              100.00      General agency
               Primerica Financial Services Agency of New York, Inc.      New York            100.00      General agency licensing
               Primerica Financial Services Insurance Marketing of
                 Connecticut, Inc.                                        Connecticut         100.00      General agency licensing
               Primerica Financial Services Insurance Marketing of
                 Idaho, Inc.                                              Idaho               100.00      General agency licensing
               Primerica Financial Services Insurance Marketing of
                 Nevada, Inc.                                             Nevada              100.00      General agency licensing
               Primerica Financial Services Insurance Marketing of
                 Pennsylvania, Inc.                                       Pennsylvania        100.00      General agency licensing
               Primerica Financial Services Insurance Marketing of the
                 Virgin Islands, Inc.                                     United States
                                                                            Virgin Islands    100.00      General agency licensing
               Primerica Financial Services Insurance Marketing of
                 Wyoming, Inc.                                            Wyoming             100.00      General agency licensing
               Primerica Financial Services Insurance Marketing, Inc.     Delaware            100.00      General agency licensing

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
               Primerica Financial Services of Alabama, Inc.              Alabama             100.00      General agency licensing
               Primerica Financial Services of Arizona, Inc.              Arizona             100.00      General agency licensing
               Primerica Financial Services of Kentucky Inc.              Kentucky            100.00      General agency licensing
               Primerica Financial Services of New Mexico, Inc.           New Mexico          100.00      General agency licensing
               Primerica Insurance Agency of Massachusetts, Inc.          Massachusetts       100.00      General agency licensing
               Primerica Insurance Marketing Services of
                 Puerto Rico, Inc.                                        Puerto Rico         100.00      Insurance agency
               Primerica Insurance Services of Louisiana, Inc.            Louisiana           100.00      General agency licensing
               Primerica Insurance Services of Maryland, Inc.             Maryland            100.00      General agency licensing
          Primerica Services, Inc.                                        Georgia             100.00      Print operations
          RCM Acquisition Inc.                                            Delaware            100.00      Investments
          SCN Acquisitions Company                                        Delaware            100.00      Investments
          SL&H Reinsurance, Ltd.                                          Nevis               100.00      Reinsurance
               Southwest Service Agreements, Inc.                         North Carolina      100.00      Warranty/service
                                                                                                            agreements
          Southwest Warranty Corporation                                  Florida             100.00      Extended automobile
                                                                                                            warranty
     Berg Associates                                                      New Jersey          100.00      Inactive
     CCC Holdings, Inc.                                                   Delaware            100.00      Holding company
          Commercial Credit Company                                       Delaware            100.00      Holding company.
               American Health and Life Insurance Company                 Maryland            100.00      LH&A Insurance
               Brookstone Insurance Company                               Vermont             100.00      Insurance managers
               CC Finance Company, Inc.                                   New York            100.00      Consumer lending
               CC Financial Services, Inc.                                Hawaii              100.00      Consumer lending
               CCC Fairways, Inc.                                         Delaware            100.00      Investment company
               Chesapeake Appraisal and Settlement Services Inc.          Maryland            100.00      Appraisal/title
                    Chesapeake Appraisal and Settlement Services
                      Agency of Ohio Inc.                                 Ohio                100.00      Appraisal/Title
               City Loan Financial Services, Inc.                         Ohio                100.00      Direct loan
               Commercial Credit Banking Corporation                      Oregon              100.00      Consumer finance
               Commercial Credit Consumer Services, Inc.                  Minnesota           100.00      Consumer finance
               Commercial Credit Corporation [AL]                         Alabama             100.00      Consumer finance
               Commercial Credit Corporation [CA]                         California          100.00      Consumer finance
               Commercial Credit Corporation [HI]                         Hawaii              100.00      Financial services

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
               Commercial Credit Corporation [IA]                         Iowa                100.00      Consumer finance
                    Commercial Credit of Alabama, Inc.                    Delaware            100.00      Consumer lending
                    Commercial Credit of Mississippi, Inc.                Delaware            100.00      Consumer finance
                Commercial Credit Corporation [KY]                        Kentucky            100.00      Consumer finance
                    Certified Insurance Agency, Inc.                      Kentucky            100.00      Insurance agency
                    Commercial Credit Investment, Inc.                    Kentucky            100.00      Investment company
                    National Life Insurance Agency of Kentucky, Inc.      Kentucky            100.00      Insurance agency
                    Union Casualty Insurance Agency, Inc.                 Kentucky            100.00      Insurance agency
               Commercial Credit Corporation [MD]                         Maryland            100.00      Consumer finance
                    Action Data Services, Inc.                            Missouri            100.00      Data processing
                    Commercial Credit Plan, Incorporated [OK]             Oklahoma            100.00      Consumer finance
               Commercial Credit Corporation [NY]                         New York            100.00      Consumer finance
               Commercial Credit Corporation [SC]                         South Carolina      100.00      Consumer finance
               Commercial Credit Corporation [WV]                         West Virginia       100.00      Consumer finance
               Commercial Credit Corporation NC                           North Carolina      100.00      Consumer finance
               Commercial Credit Europe, Inc.                             Delaware            100.00      Inactive
               Commercial Credit Far East Inc.                            Delaware            100.00      Inactive
               Commercial Credit Insurance Services, Inc.                 Maryland            100.00      Insurance broker
                    Commercial Credit Insurance Agency (P&C) of
                      Mississippi, Inc.                                   Mississippi         100.00      Insurance agency
                    Commercial Credit Insurance Agency of
                      Alabama, Inc.                                       Alabama             100.00      Insurance agency
                    Commercial Credit Insurance Agency of
                      Hawaii, Inc.                                        Hawaii              100.00      Insurance agency
                    Commercial Credit Insurance Agency of
                      Kentucky, Inc.                                      Kentucky            100.00      Insurance agency
                    Commercial Credit Insurance Agency of
                      Massachusetts, Inc.                                 Massachusetts       100.00      Insurance agency
                    Commercial Credit Insurance Agency of
                      Nevada, Inc.                                        Nevada              100.00      Credit LH&A, P-C insurance
                    Commercial Credit Insurance Agency of New
                      Mexico, Inc.                                        New Mexico          100.00      Insurance agency/Broker
                    Commercial Credit Insurance Agency of Ohio, Inc.      Ohio                100.00      Insurance agency/broker
               Commercial Credit International, Inc.                      Delaware            100.00      Holding company
                    Commercial Credit International Banking
                      Corporation                                         Oregon              100.00      International lending
                         Commercial Credit Corporation CCC Limited        Canada              100.00      Second mortgage loans
                         Commercial Credit Services do Brazil Ltda.       Brazil              99.00       Inactive

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
                     Commercial Credit Services Belgium S.A.              Belgium             100.00      Inactive
               Commercial Credit Limited                                  Delaware            100.00      Inactive
               Commercial Credit Loan, Inc. [NY]                          New York            100.00      Consumer finance
               Commercial Credit Loans, Inc. [DE]                         Delaware            100.00      Consumer finance
               Commercial Credit Loans, Inc. [OH]                         Ohio                100.00      Consumer finance
               Commercial Credit Loans, Inc. [VA]                         Virginia            100.00      Consumer finance
               Commercial Credit Management Corporation                   Maryland            100.00      Intercompany services
               Commercial Credit Plan Incorporated [TN]                   Tennessee           100.00      Consumer finance
               Commercial Credit Plan Incorporated [UT]                   Utah                100.00      Consumer finance
               Commercial Credit Plan Incorporated of Georgetown          Delaware            100.00      Consumer finance
               Commercial Credit Plan Industrial Loan Company             Virginia            100.00      Consumer finance
               Commercial Credit Plan, Incorporated [CO]                  Colorado            100.00      Consumer finance
               Commercial Credit Plan, Incorporated [DE]                  Delaware            100.00      Consumer finance
               Commercial Credit Plan, Incorporated [GA]                  Georgia             100.00      Consumer finance
               Commercial Credit Plan, Incorporated [MO]                  Missouri            100.00      Consumer finance
               Commercial Credit Securities, Inc.                         Delaware            100.00      Broker dealer
               DeAlessandro & Associates, Inc.                            Delaware            100.00      Inactive
               Park Tower Holdings, Inc.                                  Delaware            100.00      Holding company
                    CC Retail Services, Inc.                              Delaware            100.00      Leasing, financing
                         Troy Textiles, Inc.                              Delaware            100.00      Inactive
                    Commercial Credit Development Corporation             Delaware            100.00      Direct loan
                         Myers Park Properties, Inc.                      Delaware            100.00      Inactive
                    Travelers Home Mortgage Services of Alabama, Inc.     Delaware            100.00      Inactive
               Penn Re, Inc.                                              North Carolina      100.00      Management company
               Plympton Concrete Products, Inc.                           Delaware            100.00      Inactive
               Resource Deployment, Inc.                                  Texas               100.00      Management company
               The Travelers Bank                                         Delaware            100.00      Banking services
               The Travelers Bank USA                                     Delaware            100.00      Credit card bank
               Travelers Home Equity, Inc.                                North Carolina      100.00      Financial services
                    CC Consumer Services of Alabama, Inc.                 Alabama             100.00      Financial services

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
                    CC Home Lenders Financial, Inc.                       Georgia             100.00      Financial services
                    CC Home Lenders, Inc.                                 Ohio                100.00      Financial services
                    Commercial Credit Corporation [TX]                    Texas               100.00      Consumer finance
                    Commercial Credit Financial of Kentucky, Inc.         Kentucky            100.00      Consumer finance
                    Commercial Credit Financial of West
                      Virginia, Inc.                                      West Virginia       100.00      Consumer finance
                    Commercial Credit Plan Consumer Discount
                      Company                                             Pennsylvania        100.00      Financial services
                    Commercial Credit Services of Kentucky, Inc.          Kentucky            100.00      Financial services.
                    Travelers Home Mortgage Services, Inc.                North Carolina      100.00      Financial services
               Triton Insurance Company                                   Missouri            100.00      P-C insurance
               Verochris Corporation                                      Delaware            100.00      Joint venture company
                    AMC Aircraft Corp.                                    Delaware            100.00      Aviation
               World Service Life Insurance Company                       Colorado            100.00      Life insurance
     Greenwich Street Capital Partners, Inc.                              Delaware            100.00      Investments
     Greenwich Street Investments, Inc.                                   Delaware            100.00      Investments
          Greenwich Street Capital Partners Offshore
            Holdings, Inc.                                                Delaware            100.00      Investments
     Mirasure Insurance Company, Ltd.                                     Bermuda             100.00      Inactive
     Pacific Basin Investments Ltd.                                       Delaware            100.00      Inactive
     Primerica Corporation [WY]                                           Wyoming             100.00      Inactive
     Primerica, Inc.                                                      Delaware            100.00      Name saver
     Smith Barney Corporate Trust Company                                 Delaware            100.00      Trust company
     Smith Barney Holdings Inc.                                           Delaware            100.00      Holding company
          Nextco Inc.                                                     Delaware            100.00      Purchasing
          R-H Capital, Inc.                                               Delaware            100.00      Investments
          R-H Sports Enterprises Inc                                      Georgia             100.00      Sports representation
          SB Cayman Holdings I Inc.                                       Delaware            100.00      Holding company
                    Greenwich (Cayman) I Limited                          Cayman Islands      100.00      Corporate services
                    Greenwich (Cayman) II Limited                         Cayman Islands      100.00      Corporate services
                    Greenwich (Cayman) III Limited                        Cayman Islands      100.00      Corporate services
          SB Cayman Holdings II Inc.                                      Delaware            100.00      Holding company
          SB Cayman Holdings III Inc.                                     Delaware            100.00      Holding company

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
          SB Cayman Holdings IV Inc.                                      Delaware            100.00      Holding company
          Smith Barney (Delaware) Inc.                                    Delaware            100.00      Holding company
               1345 Media Corp.                                           Delaware            100.00      Holding company
               Corporate Realty Advisors, Inc.                            Delaware            100.00      Realty trust adviser
               IPO Holdings Inc.                                          Delaware            100.00      Holding company
                    Institutional Property Owners, Inc. V                 Delaware            100.00      Investments
                    Institutional Property Owners, Inc. VI                Delaware            100.00      General partner
               MLA 50 Corporation                                         Delaware            100.00      Limited partner
               MLA GP Corporation                                         Delaware            100.00      General partner
               Smith Barney Acquisition Corporation                       Delaware            100.00      Offshore fund adviser
               Smith Barney Global Capital Management, Inc.               Delaware            100.00      Investment management
               Smith Barney Realty, Inc.                                  Delaware            100.00      Investments
               Smith Barney Risk Investors, Inc.                          Delaware            100.00      Investments
               Smith Barney Venture Corp.                                 Delaware            100.00      Investments
          Smith Barney (Ireland) Limited                                  Ireland             100.00      Fund management
          Smith Barney Asia Inc.                                          Delaware            100.00      Investment banking
          Smith Barney Asset Management Group (Asia) Pte. Ltd.            Singapore           100.00      Asset management
          Smith Barney Canada Inc.                                        Canada              100.00      Investment dealer
          Smith Barney Capital Services Inc.                              Delaware            100.00      Derivative product
                                                                                                            transactions
          Smith Barney Cayman Islands, Ltd.                               Cayman Islands      100.00      Securities trading
          Smith Barney Commercial Corp.                                   Delaware            100.00      Commercial credit
          Smith Barney Commercial Corporation Asia Limited                Hong Kong           99.00       Commodities trading
          Smith Barney Europe Holdings, Ltd.                              United Kingdom      100.00      Holding corp.
               Smith Barney Europe, Ltd.                                  United Kingdom      100.00      Securities brokerage
          Smith Barney Futures Management Inc.                            Delaware            100.00      Commodities pool operator
               Smith Barney Offshore Fund Ltd.                            Delaware            100.00      Commodity pool
               Smith Barney Overview Fund PLC                             Dublin              100.00      Commodity fund
          Smith Barney Inc.                                               Delaware            100.00      Broker dealer
               SBHU Life Agency, Inc.                                     Delaware            100.00      Insurance brokerage
                    Robinson-Humphrey Insurance Services Inc.             Georgia             100.00      Insurance brokerage

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
                         Robinson-Humphrey Insurance Services of
                           Alabama, Inc.                                  Alabama             100.00      Insurance brokerage
                    SBHU Life Agency of Arizona, Inc.                     Arizona             100.00      Insurance brokerage
                    SBHU Life Agency of Indiana, Inc.                     Indiana             100.00      Insurance brokerage
                    SBHU Life Agency of Utah, Inc.                        Utah                100.00      Insurance brokerage
                    SBHU Life Insurance Agency of Massachusetts, Inc.     Massachusetts       100.00      Insurance brokerage
                    SBS Insurance Agency of Hawaii, Inc.                  Hawaii              100.00      Insurance brokerage
                    SBS Insurance Agency of Idaho, Inc.                   Idaho               100.00      Insurance brokerage
                    SBS Insurance Agency of Maine, Inc.                   Maine               100.00      Insurance brokerage
                    SBS Insurance Agency of Montana, Inc.                 Montana             100.00      Insurance brokerage
                    SBS Insurance Agency of Nevada, Inc.                  Nevada              100.00      Insurance brokerage
                    SBS Insurance Agency of Ohio, Inc.                    Ohio                100.00      Insurance brokerage
                    SBS Insurance Agency of South Dakota, Inc.            South Dakota        100.00      Insurance brokerage
                    SBS Insurance Agency of Wyoming, Inc.                 Wyoming             100.00      Insurance brokerage
                    SBS Insurance Brokerage Agency of Arkansas, Inc.      Arkansas            100.00      Insurance brokerage
                    SBS Insurance Brokers of Kentucky, Inc.               Kentucky            100.00      Insurance brokerage
                    SBS Insurance Brokers of New Hampshire, Inc.          New Hampshire       100.00      Insurance brokerage
                    SBS Insurance Brokers of North Dakota, Inc.           North Dakota        100.00      Insurance brokerage
                    SBS Life Insurance Agency of Puerto Rico, Inc.        Puerto Rico         100.00      Insurance brokerage
                    SLB Insurance Agency of Maryland, Inc.                Maryland            100.00      Insurance brokerage
                    Smith Barney Life Agency Inc.                         Louisiana           100.00      Insurance brokerage
               Smith Barney (Hong Kong) Limited                           Hong Kong           100.00      Broker dealer
               Smith Barney (Netherlands) Inc.                            Delaware            100.00      Broker dealer
               Smith Barney International Incorporated                    Oregon              100.00      Broker dealer
                    Smith Barney (Singapore) Pte Ltd                      Singapore           100.00      Commodities
                    Smith Barney Pacific Holdings, Inc.                   British
                                                                            Virgin Islands    100.00      Holding company
                         Smith Barney (Asia) Limited                      Hong Kong           100.00      Broker dealer
                         Smith Barney (Pacific) Limited                   Hong Kong           100.00      Commodities dealer
                    Smith Barney Securities Pte Ltd                       Singapore           100.00      Securities brokerage
               Smith Barney Puerto Rico Inc.                              Puerto Rico         100.00      Broker dealer
               The Robinson-Humphrey Company, Inc.                        Delaware            100.00      Broker dealer

                                                                                         % of Voting
                                                                                         Securities
                                                                                       Owned Directly
                                                                        State of      or Indirectly by
                                                                        Organization  The Travelers Inc. Principal Business
                                                                        ------------  -----------------  ------------------
          Smith Barney Mortgage Brokers Inc.                              Delaware            100.00      Mortgage brokerage
          Smith Barney Mortgage Capital Corp.                             Delaware            100.00      Mortgage-backed securities
          Smith Barney Mortgage Capital Group, Inc.                       Delaware            100.00      Mortgage trading
          Smith Barney Mutual Funds Management Inc.                       Delaware            100.00      Investment management
               Smith Barney Asset Management Co., Ltd.                    Japan               100.00      Investment advisor
               Smith Barney Strategy Advisers Inc.                        Delaware            100.00      Investment management
                    E.C. Tactical Management S.A.                         Luxembourg          100.00      Investment management
          Smith Barney Offshore, Inc.                                     Delaware            100.00      Decathlon Fund advisor
               Decathlon Offshore Limited                                 Cayman Islands      100.00      Commodity fund
          Smith Barney S.A.                                               France              100.00      Commodities trading
               Smith Barney Asset Management France S.A.                  France              100.00      Com. based asset
                                                                                                            management
          Smith Barney Securities Investment Consulting Co. Ltd.          Taiwan              99.00       Investrment analysis
          Smith Barney Shearson (Chile) Corredora de Seguro Limitada      Chile               100.00      Insurance brokerage
          Structured Mortgage Securities Corporation                      Delaware            100.00      Mortgage-backed securities
          The Travelers Investment Management Company                     Connecticut         100.00      Investment advisor
     Smith Barney Private Trust Company                                   New York            100.00      Trust company.
     Smith Barney Private Trust Company of Florida                        Florida             100.00      Trust company
     Tinmet Corporation                                                   Delaware            100.00      Inactive
     Travelers Group Diversified Distribution Services, Inc.              Delaware            100.00      Alternative marketing
          Travelers Group Exchange, Inc.                                  Delaware            100.00      Insurance agency
     Travelers Services Inc.                                              Delaware            100.00      Holding company
     Tribeca Management Inc.                                              Delaware            100.00
     TRV Employees Investments, Inc.                                      Delaware            100.00      Investments
     TRV/RCM Corp.                                                        Delaware            100.00      Inactive
     TRV/RCM LP Corp.                                                     Delaware            100.00      Inactive

Item 27.  Number of Contract Owners

As of March 1, 1997, 2,635 contract owners held qualified and non-qualified contracts offered through the Registrant.

Item 28.  Indemnification

Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-320a provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Depositor. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the Federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)   Tower Square Securities, Inc.
      One Tower Square
      Hartford, CT 06183

Tower Square Securities, Inc. also serves as the principal underwriter for:


The Travelers Growth and Income Stock Account for Variable Annuities

The Travelers Quality Bond Account for Variable Annuities

The Travelers Money Market Account for Variable Annuities

The Travelers Timed Growth and Income Stock Account for Variable Annuities

The Travelers Timed Short-Term Bond Account for Variable Annuities

The Travelers Timed Aggressive Stock Account for Variable Annuities

The Travelers Timed Bond Account for Variable Annuities

The Travelers Fund U for Variable Annuities

The Travelers Fund VA for Variable Annuities

The Travelers Fund UL for Variable Life Insurance

The Travelers Fund UL II for Variable Life Insurance

The Travelers Fund BD for Variable Annuities

The Travelers Fund BD II for Variable Annuities

The Travelers Variable Life Insurance Separate Account One

The Travelers Variable Life Insurance Separate Account Three

The Travelers Variable Life Insurance Separate Account Two

The Travelers Variable Life Insurance Separate Account Four

The Travelers Fund ABD for Variable Annuities

The Travelers Fund ABD II for Variable Annuities

The Travelers Separate Account QP II for Variable Annuities

(b)     Name and Principal                     Positions and Offices
        Business Address *                     With Underwriter
        ------------------                     ----------------
        Russell H. Johnson                     Chairman of the Board, Chief Executive Officer,
                                               President and Chief Operating Officer
        William F. Scully, III                 Member, Board of Directors,
                                               Senior Vice President, Treasurer
                                               and Chief Financial Officer
        Cynthia P. Macdonald                   Vice President, Chief Compliance Officer
                                               and Assistant Secretary
        Joanne K. Russo                        Member, Board of Directors
                                               Senior Vice President
        Kathleen A. McGah                      General Counsel and Secretary
        Jay S. Benet                           Member, Board of Directors
        George C. Kokulis                      Member, Board of Directors
        Warren H. May                          Member, Board of Directors
        Donald R. Munson, Jr.                  Senior Vice President
        Stuart L. Baritz                       Vice President
        Michael P. Kiley                       Vice President
        Tracey Kiff-Judson                     Second Vice President
        Robin A. Jones                         Second Vice President
        Whitney F. Burr                        Second Vice President
        Marlene M. Ibsen                       Second Vice President
        John J. Williams, Jr.                  Director and Assistant Compliance Officer
        Susan M. Cursio                        Director and Operations Manager
        Dennis D. D'Angelo                     Director
        Thomas P. Tooley                       Director

        Nancy S. Waldrop                       Assistant Treasurer

*   Principal business address:  One Tower Square, Hartford, Connecticut  06183


(c)       Not Applicable.


Item 30.  Location of Accounts and Records

        The Travelers Insurance Company
        One Tower Square
        Hartford, Connecticut  06183

Item 31.  Management Services

        Not applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on April 30, 1997.


            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                               By: *IAN R. STUART
                                  --------------------------------------
                                  Ian R. Stuart
                                  Senior Vice President, Chief Financial Officer Chief Accounting Officer and Controller

As required by the Securities Act of 1933, this amendment to this registration statement has been signed by the following persons in the capacities indicated on this 3Oth day of April, 1997.

*MICHAEL A. CARPENTER                            Director and Chairman of the Board,
------------------------------                   President and Chief Executive Officer
(Michael A. Carpenter)

*JAY S. BENET                                    Director
------------------------------
(Jay S. Benet)

*GEORGE C. KOKULIS                               Director
------------------------------
(George C. Kokulis)

*ROBERT I. LIPP                                  Director
------------------------------
(Robert I. Lipp)

*IAN R. STUART                                   Director, Senior Vice President, Chief Financial
------------------------------                   Officer, Chief Accounting Officer and Controller
  (Ian R. Stuart)

*KATHERINE M. SULLIVAN                           Director, Senior Vice President and
------------------------------                   General Counsel
(Katherine M. Sullivan)

*MARC P. WEILL                                   Director
------------------------------
(Marc P. Weill)



*By: Ernest J. Wright, Attorney-in-Fact


                                  EXHIBIT INDEX
                                  -------------

Exhibit
No.               Description                                                  Method of Filing
---               -----------                                                  ----------------

   1.        Resolution of The Travelers Insurance Company
             Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed January 11, 1996.)

3(a).        Distribution and Management Agreement
             among the Registrant, The Travelers Insurance
             Company and Tower Square Securities, Inc.
             (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, filed January 11, 1996.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed January 11, 1996.)

   4. Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration
             Statement on Form N-4, filed August 27, 1996.)

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration
             Statement on Form S-2, File No. 33-58677, filed via
             Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration
             Statement on Form S-2, File No. 33-58677, filed via
             Edgar on April 18, 1995.)

   9.        Opinion of Counsel as to the legality of securities being          Electronically
             registered by Registrant.

10(a).       Consent of Coopers & Lybrand L.L.P., Independent                   Electronically
             Accountants.

10(b).       Consent of KPMG Peat Marwick LLP, Independent                      Electronically
             Certified Public Accountants.

13.          Schedule of computation of each performance quotation -            Electronically
             Standardized and Non-Standardized.

Exhibit
No.               Description                                                  Method of Filing
---               -----------                                                  ----------------


15.           Powers of Attorney authorizing Jay S. Fishman or
              Ernest J. Wright as signatory for Robert I. Lipp,
              Michael A Carpenter, Charles O. Prince III,
              Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed January 11, 1996.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A.
              Carpenter, Jay S. Benet, George C. Kokulis, Ian R.
              Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, filed August 27, 1996.)

15(c).        Power of Attorney authorizing Ernest J. Wright or                 Electronically
              Kathleen A. McGah as signatory for Ian R. Stuart.

   27.        Financial Data Schedule                                           Electronically
